Not FDIC Insured May Lose Value No Bank Guarantee
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Schedules of Investments
(unaudited)
Putnam Core Bond Fund 2
Putnam Short Duration Bond Fund 29
Notes to Schedule of Investments 50

Putnam Funds Trust
Schedule of Investments (unaudited), January 31, 2026
Putnam Core Bond Fund
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Management Investment Companies 1.9%
Capital Markets 1.9%
a
Franklin Ultra Short Bond ETF .......................... United States 1,113,980 $ 27,955,328
Total Management Investment Companies (Cost $ 27,720,882 ) ..................
27,955,328
Principal
Amount
*
Corporate Bonds 27.5%
Aerospace & Defense 1.4%
b
BAE Systems plc ,
Senior Bond , 144A, 5.3% , 3/26/34 ..................... United Kingdom 2,650,000 2,742,351
Senior Bond , 144A, 5.5% , 3/26/54 ..................... United Kingdom 350,000 352,355
Senior Note , 144A, 5.125% , 3/26/29 ................... United Kingdom 745,000 767,453
Boeing Co. (The) ,
Senior Bond , 2.95% , 2/01/30 ......................... United States 1,633,000 1,550,836
Senior Bond , 6.125% , 2/15/33 ........................ United States 943,000 1,019,295
Senior Bond , 3.6% , 5/01/34 .......................... United States 504,000 458,949
Senior Bond , 3.25% , 2/01/35 ......................... United States 389,000 340,633
Senior Bond , 3.5% , 3/01/39 .......................... United States 795,000 652,312
Senior Bond , 6.875% , 3/15/39 ........................ United States 870,000 982,984
Senior Bond , 3.9% , 5/01/49 .......................... United States 862,000 644,636
Senior Bond , 6.858% , 5/01/54 ........................ United States 333,000 375,750
Senior Bond , 3.95% , 8/01/59 ......................... United States 730,000 517,451
Senior Note , 2.196% , 2/04/26 ........................ United States 690,000 689,883
Senior Note , 2.7% , 2/01/27 .......................... United States 1,183,000 1,169,060
Senior Note , 6.259% , 5/01/27 ........................ United States 39,000 40,008
Senior Note , 6.298% , 5/01/29 ........................ United States 60,000 63,749
Senior Note , 5.15% , 5/01/30 ......................... United States 3,365,000 3,459,597
Howmet Aerospace, Inc. ,
Senior Bond , 6.75% , 1/15/28 ......................... United States 500,000 525,940
Senior Bond , 5.95% , 2/01/37 ......................... United States 915,000 991,435
Senior Note , 3% , 1/15/29 ........................... United States 4,584,000 4,459,876
21,804,553
Automobiles 0.3%
b
Hyundai Capital America ,
Senior Bond , 144A, 6.375% , 4/08/30 ................... United States 60,000 64,139
Senior Note , 144A, 4.875% , 11/01/27 .................. United States 1,565,000 1,586,893
Senior Note , 144A, 6.5% , 1/16/29 ..................... United States 1,530,000 1,623,108
Senior Note , 144A, 5.35% , 3/19/29 .................... United States 959,000 988,647
Senior Note , 144A, 5.4% , 1/08/31 ..................... United States 158,000 163,895
4,426,682
Banks 3.4%
b
Australia & New Zealand Banking Group Ltd. , Sub. Bond , 144A,
2.57% to 11/24/30, FRN thereafter , 11/25/35 .............. Australia 200,000 180,705
Banco Santander SA , Sub. Bond , 6.921% , 8/08/33 ..........
Spain 1,200,000 1,323,484
Bank of America Corp. ,
Senior Bond , 2.496% to 2/12/30, FRN thereafter , 2/13/31 ... United States 1,880,000 1,752,935
Senior Bond , 5.468% to 1/22/34, FRN thereafter , 1/23/35 ... United States 90,000 93,349
Senior Bond , 5.511% to 1/23/35, FRN thereafter , 1/24/36 ... United States 1,549,000 1,608,563
Senior Note , 6.204% to 11/09/27, FRN thereafter , 11/10/28 .. United States 1,020,000 1,058,605
Senior Note , 5.162% to 1/23/30, FRN thereafter , 1/24/31 .... United States 1,551,000 1,599,776
Sub. Bond , 5.425% to 8/14/34, FRN thereafter , 8/15/35 ..... United States 1,945,000 1,976,038
Sub. Bond , 3.846% to 3/07/32, FRN thereafter , 3/08/37 ..... United States 1,729,000 1,623,616
L , Sub. Bond , 4.183% , 11/25/27 ...................... United States 450,000 450,637
Bank of Nova Scotia (The) , Junior Sub. Bond , 7.35% to 4/26/30,
FRN thereafter , 4/27/85 ............................. Canada 1,665,000 1,745,346

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Core Bond Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
b
Banque Federative du Credit Mutuel SA , Senior Preferred Note ,
144A, 4.541% , 1/15/31 .............................. France 1,160,000 $ 1,157,629
Barclays plc , Senior Note , 5.367% to 2/24/30, FRN thereafter ,
2/25/31 ......................................... United Kingdom 1,250,000 1,290,813
b
CaixaBank SA ,
Senior Non-Preferred Note , 144A, 4.634% to 7/02/28, FRN
thereafter , 7/03/29 ................................. Spain 1,140,000 1,152,256
Senior Non-Preferred Note , 144A, 5.673% to 3/14/29, FRN
thereafter , 3/15/30 ................................. Spain 950,000 987,564
Citigroup, Inc. ,
c
Junior Sub. Bond , 6.625% to 2/14/31, FRN thereafter ,
Perpetual ....................................... United States 1,230,000 1,252,908
c
CC , Junior Sub. Bond , 7.125% to 8/14/29, FRN thereafter ,
Perpetual ....................................... United States 567,000 587,201
c
GG , Junior Sub. Bond , 6.875% to 8/14/30, FRN thereafter ,
Perpetual ....................................... United States 2,231,000 2,280,631
Senior Note , 4.503% to 9/10/30, FRN thereafter , 9/11/31 .... United States 3,120,000 3,123,523
Sub. Bond , 4.45% , 9/29/27 .......................... United States 918,000 924,124
Sub. Bond , 6.174% to 5/24/33, FRN thereafter , 5/25/34 ..... United States 923,000 977,615
Sub. Bond , 4.75% , 5/18/46 .......................... United States 90,000 79,089
b
Commonwealth Bank of Australia ,
Sub. Bond , 144A, 2.688% , 3/11/31 .................... Australia 1,790,000 1,631,333
Sub. Bond , 144A, 5.837% , 3/13/34 .................... Australia 960,000 1,009,927
b
Credit Agricole SA , Sub. Bond , 144A, 4% to 1/09/28, FRN
thereafter , 1/10/33 ................................. France 250,000 247,838
Fifth Third Bancorp ,
Senior Note , 6.339% to 7/26/28, FRN thereafter , 7/27/29 .... United States 930,000 978,177
Senior Note , 4.895% to 9/05/29, FRN thereafter , 9/06/30 .... United States 360,000 366,322
ING Groep NV , Senior Note , 6.083% to 9/10/26, FRN thereafter ,
9/11/27 ......................................... Netherlands 505,000 511,230
JPMorgan Chase & Co. ,
Senior Bond , 4.946% to 10/21/34, FRN thereafter , 10/22/35 . United States 2,790,000 2,802,740
Senior Bond , 5.502% to 1/23/35, FRN thereafter , 1/24/36 ... United States 650,000 676,277
Senior Note , 4.323% to 4/25/27, FRN thereafter , 4/26/28 .... United States 445,000 446,840
Senior Note , 4.603% to 10/21/29, FRN thereafter , 10/22/30 .. United States 2,790,000 2,830,826
Senior Note , 5.14% to 1/23/30, FRN thereafter , 1/24/31 ..... United States 1,655,000 1,707,956
Sub. Bond , 2.956% to 5/12/30, FRN thereafter , 5/13/31 ..... United States 2,695,000 2,540,614
Sub. Bond , 5.717% to 9/13/32, FRN thereafter , 9/14/33 ..... United States 1,471,000 1,552,686
Sub. Bond , 5.576% to 7/22/35, FRN thereafter , 7/23/36 ..... United States 500,000 513,869
NatWest Group plc , Senior Note , 5.847% to 3/01/26, FRN
thereafter , 3/02/27 ................................. United Kingdom 230,000 230,318
PNC Financial Services Group, Inc. (The) ,
Senior Bond , 5.373% to 7/20/35, FRN thereafter , 7/21/36 ... United States 340,000 348,251
Sub. Bond , 4.626% to 6/05/32, FRN thereafter , 6/06/33 ..... United States 2,530,000 2,508,965
Toronto-Dominion Bank (The) , Junior Sub. Bond , 8.125% to
10/30/27, FRN thereafter , 10/31/82 ..................... Canada 465,000 487,424
d
Truist Bank , Sub. Bond , FRN , 4.632% , ( 5-year CMT T-Note +
1.15% ), 9/17/29 ................................... United States 420,000 422,772
Truist Financial Corp. , Senior Bond , 5.711% to 1/23/34, FRN
thereafter , 1/24/35 ................................. United States 576,000 603,472
US Bancorp , Sub. Bond , 2.491% to 11/02/31, FRN thereafter ,
11/03/36 ........................................ United States 324,000 283,728
Wells Fargo & Co. , Senior Note , 5.574% to 7/24/28, FRN
thereafter , 7/25/29 ................................. United States 1,380,000 1,428,073
Wells Fargo Bank NA , Sub. Bond , 6.6% , 1/15/38 ............
United States 330,000 368,426

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Core Bond Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
Westpac Banking Corp. ,
Sub. Bond , 4.421% , 7/24/39 ......................... Australia 108,000 $ 99,886
Sub. Bond , 2.963% , 11/16/40 ........................ Australia 131,000 100,192
51,924,549
Biotechnology 0.6%
Amgen, Inc. ,
Senior Bond , 5.25% , 3/02/33 ......................... United States 900,000 931,627
Senior Bond , 5.65% , 3/02/53 ......................... United States 659,000 649,109
Senior Bond , 5.75% , 3/02/63 ......................... United States 450,000 440,294
Senior Note , 5.25% , 3/02/30 ......................... United States 1,886,000 1,957,327
Biogen, Inc. , Senior Bond , 2.25% , 5/01/30 .................
United States 2,084,000 1,916,310
Regeneron Pharmaceuticals, Inc. , Senior Bond , 1.75% , 9/15/30
United States 3,365,000 3,011,050
8,905,717
Building Products 0.0%
†
Carlisle Cos., Inc. , Senior Bond , 5.25% , 9/15/35 ............
United States 580,000 590,902
Capital Markets 1.9%
Ares Capital Corp. , Senior Note , 7% , 1/15/27 ..............
United States 605,000 621,336
Blackstone Private Credit Fund , Senior Note , 3.25% , 3/15/27 ..
United States 1,525,000 1,502,140
Deutsche Bank AG , Senior Non-Preferred Note , 2.311% to
11/15/26, FRN thereafter , 11/16/27 ..................... Germany 584,000 575,832
Goldman Sachs Group, Inc. (The) ,
Senior Bond , 4.223% to 4/30/28, FRN thereafter , 5/01/29 ... United States 665,000 666,654
Senior Bond , 5.065% to 1/20/36, FRN thereafter , 1/21/37 ... United States 580,000 577,737
Senior Note , 4.153% to 10/20/28, FRN thereafter , 10/21/29 .. United States 1,501,000 1,500,377
Intercontinental Exchange, Inc. ,
Senior Bond , 1.85% , 9/15/32 ......................... United States 103,000 87,842
Senior Note , 4.35% , 6/15/29 ......................... United States 146,000 147,527
b
Jane Street Group / JSG Finance, Inc. , Senior Secured Note ,
144A, 6.75% , 5/01/33 ............................... United States 1,410,000 1,467,258
Jefferies Financial Group, Inc. , Senior Note , 4.5% , 9/15/26 ....
United States 1,730,000 1,735,019
b
KKR Group Finance Co. VI LLC , Senior Bond , 144A, 3.75% ,
7/01/29 ......................................... United States 1,022,000 1,003,709
LPL Holdings, Inc. ,
Senior Note , 6.75% , 11/17/28 ........................ United States 300,000 319,205
Senior Note , 5.2% , 3/15/30 .......................... United States 1,461,000 1,494,794
b
Senior Note , 144A, 4% , 3/15/29 ...................... United States 1,155,000 1,139,346
Morgan Stanley ,
Senior Bond , 5.073% to 1/29/36, FRN thereafter , 1/30/37 ... United States 895,000 891,877
Senior Note , 2.475% to 1/20/27, FRN thereafter , 1/21/28 .... United States 3,000,000 2,958,198
Senior Note , 5.123% to 1/31/28, FRN thereafter , 2/01/29 .... United States 2,085,000 2,127,481
Senior Note , 4.994% to 4/11/28, FRN thereafter , 4/12/29 .... United States 1,530,000 1,558,288
Senior Note , 5.23% to 1/14/30, FRN thereafter , 1/15/31 ..... United States 820,000 844,375
Senior Note , 4.493% to 1/15/31, FRN thereafter , 1/16/32 .... United States 865,000 864,620
Sub. Bond , 4.35% , 9/08/26 .......................... United States 1,270,000 1,273,651
Sub. Bond , 5.948% to 1/18/33, FRN thereafter , 1/19/38 ..... United States 214,000 223,907
Sub. Bond , 5.942% to 2/06/34, FRN thereafter , 2/07/39 ..... United States 459,000 480,488
b
MSCI, Inc. , Senior Bond , 144A, 3.625% , 9/01/30 ............ United States 1,980,000 1,893,814
Nasdaq, Inc. , Senior Bond , 5.55% , 2/15/34 ................
United States 58,000 60,646
S&P Global, Inc. , Senior Bond , 2.5% , 12/01/29 .............
United States 1,880,000 1,778,658
b
UBS Group AG ,
Senior Note , 144A, 1.305% to 2/01/26, FRN thereafter , 2/02/27 Switzerland 250,000 250,000

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Core Bond Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Capital Markets (continued)
b
UBS Group AG, (continued)
Senior Note , 144A, 5.428% to 2/07/29, FRN thereafter , 2/08/30 Switzerland 815,000 $ 842,389
28,887,168
Chemicals 0.1%
FMC Corp. , Sub. Bond , 8.45% to 10/31/30, FRN thereafter ,
11/01/55 ........................................ United States 1,715,000 1,376,809
Commercial Services & Supplies 0.2%
Republic Services, Inc. , Senior Note , 5% , 11/15/29 ..........
United States 1,095,000 1,131,362
Waste Connections, Inc. , Senior Bond , 5% , 3/01/34 ..........
United States 1,948,000 1,982,833
Waste Management, Inc. , Senior Note , 4.875% , 2/15/29 ......
United States 397,000 407,509
3,521,704
Communications Equipment 0.1%
Motorola Solutions, Inc. ,
Senior Bond , 2.3% , 11/15/30 ......................... United States 290,000 263,293
Senior Note , 4.85% , 8/15/30 ......................... United States 333,000 339,886
Senior Note , 5.2% , 8/15/32 .......................... United States 1,134,000 1,170,604
1,773,783
Construction & Engineering 0.1%
MasTec, Inc. , Senior Note , 5.9% , 6/15/29 .................
United States 765,000 801,177
Consumer Finance 1.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust ,
Senior Bond , 3.3% , 1/30/32 .......................... Ireland 2,195,000 2,031,353
Senior Note , 5.1% , 1/19/29 .......................... Ireland 1,435,000 1,468,973
Senior Note , 4.125% , 2/28/29 ........................ Ireland 395,000 393,711
b
Aircastle Ltd. / Aircastle Ireland DAC , Senior Note , 144A, 5.25% ,
3/15/30 ......................................... United States 695,000 711,293
Ally Financial, Inc. , Senior Bond , 8% , 11/01/31 .............
United States 486,000 551,239
American Express Co. , Senior Note , 5.098% to 2/15/27, FRN
thereafter , 2/16/28 ................................. United States 1,000,000 1,011,745
b
Avolon Holdings Funding Ltd. ,
Senior Note , 144A, 5.75% , 11/15/29 ................... Ireland 1,437,000 1,493,602
Senior Note , 144A, 4.9% , 10/10/30 .................... Ireland 1,465,000 1,474,262
Capital One Financial Corp. ,
Senior Note , 4.493% to 9/10/30, FRN thereafter , 9/11/31 .... United States 1,095,000 1,088,060
Senior Note , 7.624% to 10/29/30, FRN thereafter , 10/30/31 .. United States 465,000 522,149
Senior Note , 4.722% to 1/29/31, FRN thereafter , 1/30/32 .... United States 1,115,000 1,115,578
Sub. Bond , 2.359% to 7/28/31, FRN thereafter , 7/29/32 ..... United States 211,000 184,638
Ford Motor Credit Co. LLC ,
Senior Note , 5.8% , 3/05/27 .......................... United States 720,000 730,287
Senior Note , 4.125% , 8/17/27 ........................ United States 290,000 288,683
General Motors Financial Co., Inc. ,
Senior Bond , 5.45% , 9/06/34 ......................... United States 630,000 640,068
Senior Note , 4.2% , 10/27/28 ......................... United States 450,000 451,248
Senior Note , 5.8% , 1/07/29 .......................... United States 465,000 484,970
Senior Note , 4.9% , 10/06/29 ......................... United States 380,000 386,210
b
Macquarie Airfinance Holdings Ltd. ,
Senior Note , 144A, 6.4% , 3/26/29 ..................... United Kingdom 2,345,000 2,464,014
Senior Note , 144A, 5.15% , 3/17/30 .................... United Kingdom 49,000 49,662

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Core Bond Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Consumer Finance (continued)
b
Macquarie Airfinance Holdings Ltd., (continued)
Senior Note , 144A, 6.5% , 3/26/31 ..................... United Kingdom 38,000 $ 40,683
17,582,428
Consumer Staples Distribution & Retail 0.2%
b
7-Eleven, Inc. ,
Senior Bond , 144A, 1.8% , 2/10/31 ..................... United States 296,000 260,093
Senior Note , 144A, 1.3% , 2/10/28 ..................... United States 2,322,000 2,198,505
b
Alimentation Couche-Tard, Inc. , Senior Bond , 144A, 3.55% ,
7/26/27 ......................................... Canada 150,000 149,012
2,607,610
Containers & Packaging 0.1%
AptarGroup, Inc. , Senior Note , 4.75% , 3/30/31 .............
United States 775,000 780,090
WestRock MWV LLC , Senior Bond , 8.2% , 1/15/30 ...........
United States 103,000 117,098
897,188
Diversified Consumer Services 0.0%
†
Service Corp. International , Senior Bond , 3.375% , 8/15/30 ....
United States 140,000 131,030
Diversified REITs 0.4%
GLP Capital LP / GLP Financing II, Inc. , Senior Bond , 6.75% ,
12/01/33 ........................................ United States 414,000 448,865
VICI Properties LP ,
Senior Note , 4.75% , 2/15/28 ......................... United States 140,000 141,445
Senior Note , 5.125% , 11/15/31 ....................... United States 815,000 824,567
b
VICI Properties LP / VICI Note Co., Inc. ,
Senior Note , 144A, 3.75% , 2/15/27 .................... United States 1,607,000 1,598,160
Senior Note , 144A, 4.5% , 1/15/28 ..................... United States 1,485,000 1,489,889
Senior Note , 144A, 3.875% , 2/15/29 ................... United States 640,000 629,454
5,132,380
Diversified Telecommunication Services 0.5%
AT&T, Inc. ,
Senior Bond , 4.35% , 3/01/29 ......................... United States 430,000 433,123
Senior Bond , 2.55% , 12/01/33 ........................ United States 2,361,000 2,009,259
e
Senior Bond , 5.125% , 4/30/36 ........................ United States 745,000 742,229
Senior Note , 4.1% , 2/15/28 .......................... United States 430,000 431,154
b
Cipher Compute LLC , Senior Secured Note , 144A, 7.125% ,
11/15/30 ........................................ United States 3,190,000 3,290,999
Sprint Capital Corp. , Senior Bond , 6.875% , 11/15/28 .........
United States 265,000 284,359
Verizon Communications, Inc. ,
Senior Bond , 5.875% , 11/30/55 ....................... United States 505,000 498,859
Senior Note , 4.75% , 1/15/33 ......................... United States 1,045,000 1,045,604
8,735,586
Electric Utilities 2.5%
American Electric Power Co., Inc. ,
C , Junior Sub. Bond , 5.8% to 3/14/31, FRN thereafter , 3/15/56 United States 1,675,000 1,675,693
D , Junior Sub. Bond , 6.05% to 3/14/36, FRN thereafter ,
3/15/56 ......................................... United States 560,000 556,290
J , Senior Bond , 4.3% , 12/01/28 ....................... United States 305,000 307,262
b
American Transmission Systems, Inc. , Senior Bond , 144A,
2.65% , 1/15/32 ................................... United States 1,694,000 1,529,902
DTE Electric Co. , Senior Bond , 5.25% , 5/15/35 .............
United States 1,350,000 1,384,165

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Core Bond Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Electric Utilities (continued)
Duke Energy Corp. ,
Senior Bond , 5.75% , 9/15/33 ......................... United States 157,000 $ 166,378
Senior Bond , 5.8% , 6/15/54 .......................... United States 113,000 111,846
Senior Note , 4.85% , 1/05/29 ......................... United States 400,000 408,625
Duke Energy Ohio, Inc. ,
Senior Bond , 3.65% , 2/01/29 ......................... United States 89,000 88,250
Senior Bond , 5.25% , 4/01/33 ......................... United States 900,000 932,348
b
Enel Finance International NV ,
Senior Bond , 144A, 7.5% , 10/14/32 .................... Italy 600,000 690,150
Senior Note , 144A, 4.375% , 9/30/30 ................... Italy 1,105,000 1,102,809
b
Evergy Missouri West, Inc. , Senior Note , 144A, 5.15% , 12/15/27 United States 290,000 295,358
Eversource Energy , Senior Note , 5.45% , 3/01/28 ............
United States 874,000 897,330
Exelon Corp. ,
Senior Bond , 5.625% , 6/15/35 ........................ United States 1,427,000 1,489,472
Senior Note , 5.15% , 3/15/29 ......................... United States 1,090,000 1,121,884
FirstEnergy Transmission LLC , Senior Note , 4.55% , 1/15/30 ...
United States 215,000 216,328
Georgia Power Co. ,
Senior Bond , 4.95% , 5/17/33 ......................... United States 252,000 257,358
Senior Bond , 5.25% , 3/15/34 ......................... United States 653,000 673,555
NextEra Energy Capital Holdings, Inc. ,
Senior Bond , 3.55% , 5/01/27 ......................... United States 1,194,000 1,188,552
Senior Bond , 5.9% , 3/15/55 .......................... United States 445,000 447,949
Senior Note , 5.3% , 3/15/32 .......................... United States 1,390,000 1,444,284
Northern States Power Co. , Senior Bond , 5.05% , 5/15/35 .....
United States 700,000 711,717
b
NRG Energy, Inc. , Senior Secured Note , 144A, 2.45% , 12/02/27 United States 3,400,000 3,289,032
Oncor Electric Delivery Co. LLC ,
Senior Secured Bond , 4.95% , 9/15/52 .................. United States 383,000 340,952
Senior Secured Note , 3.7% , 11/15/28 .................. United States 300,000 298,079
Pacific Gas and Electric Co. ,
Senior Bond , 5.9% , 6/15/32 .......................... United States 1,227,000 1,291,722
Senior Bond , 4.95% , 7/01/50 ......................... United States 162,000 137,467
Senior Bond , 6.75% , 1/15/53 ......................... United States 1,915,000 2,042,099
Senior Note , 6.1% , 1/15/29 .......................... United States 450,000 472,187
Southern Co. (The) ,
Senior Bond , 5.7% , 3/15/34 .......................... United States 594,000 624,436
Senior Note , 5.5% , 3/15/29 .......................... United States 70,000 72,721
Virginia Electric and Power Co. ,
Senior Bond , 5.05% , 8/15/34 ......................... United States 1,460,000 1,481,036
C , Senior Bond , 4.9% , 9/15/35 ....................... United States 1,310,000 1,302,645
b
Vistra Operations Co. LLC ,
Senior Secured Bond , 144A, 4.3% , 7/15/29 .............. United States 1,015,000 1,010,219
Senior Secured Bond , 144A, 6.95% , 10/15/33 ............ United States 604,000 670,050
Senior Secured Bond , 144A, 6% , 4/15/34 ............... United States 517,000 542,632
Senior Secured Bond , 144A, 5.7% , 12/30/34 ............. United States 1,895,000 1,943,915
Senior Secured Bond , 144A, 5.25% , 10/15/35 ............ United States 575,000 569,664
Senior Secured Note , 144A, 3.7% , 1/30/27 .............. United States 650,000 648,063
Senior Secured Note , 144A, 4.6% , 10/15/30 ............. United States 545,000 543,562
Wisconsin Electric Power Co. , Senior Bond , 4.6% , 10/01/34 ...
United States 813,000 807,821
Xcel Energy, Inc. , Senior Bond , 5.6% , 4/15/35 ..............
United States 1,700,000 1,757,439
37,543,246
Electrical Equipment 0.5%
Regal Rexnord Corp. , Senior Note , 6.05% , 4/15/28 ..........
United States 2,580,000 2,675,009

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Core Bond Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Electrical Equipment (continued)
b
Vertiv Group Corp. , Senior Secured Note , 144A, 4.125% ,
11/15/28 ........................................ United States 4,050,000 $ 3,990,973
6,665,982
Electronic Equipment, Instruments & Components 0.1%
Amphenol Corp. , Senior Note , 4.4% , 2/15/33 ...............
United States 1,425,000 1,409,068
Entertainment 0.1%
b
Netflix, Inc. , Senior Bond , 144A, 5.375% , 11/15/29 .......... United States 1,230,000 1,282,189
Financial Services 0.0%
†
Corebridge Financial, Inc. , Senior Note , 3.85% , 4/05/29 .......
United States 615,000 608,900
Food Products 1.0%
JBS NV / JBS USA Foods Group Holdings, Inc. / JBS USA Food
Co. Holdings ,
Senior Note , 3% , 2/02/29 ........................... United States 1,583,000 1,532,709
Senior Note , 5.75% , 4/01/33 ......................... United States 106,000 110,684
Senior Note , 6.75% , 3/15/34 ......................... United States 1,346,000 1,484,797
JBS NV/JBS USA Foods Group Holdings, Inc. / JBS USA Food
Co. Holdings , Senior Note , 5.95% , 4/20/35 ............... United States 315,000 331,330
Kellanova ,
Senior Bond , 4.5% , 4/01/46 .......................... United States 159,000 140,358
B , Senior Bond , 7.45% , 4/01/31 ....................... United States 1,627,000 1,867,169
Kraft Heinz Foods Co. ,
Senior Bond , 6.875% , 1/26/39 ........................ United States 420,000 470,040
Senior Bond , 4.625% , 10/01/39 ....................... United States 420,000 379,525
Senior Bond , 5% , 6/04/42 ........................... United States 1,760,000 1,606,257
b
Mars, Inc. ,
Senior Bond , 144A, 5.65% , 5/01/45 .................... United States 3,430,000 3,461,858
Senior Bond , 144A, 5.7% , 5/01/55 ..................... United States 1,415,000 1,411,293
Senior Bond , 144A, 5.8% , 5/01/65 ..................... United States 325,000 326,369
Senior Note , 144A, 4.65% , 4/20/31 .................... United States 854,000 871,703
Senior Note , 144A, 5% , 3/01/32 ...................... United States 180,000 185,020
Senior Note , 144A, 5.2% , 3/01/35 ..................... United States 1,045,000 1,070,297
Pilgrim's Pride Corp. , Senior Note , 3.5% , 3/01/32 ...........
United States 609,000 563,332
15,812,741
Gas Utilities 0.0%
†
CenterPoint Energy Resources Corp. , Senior Bond , 5.4% ,
7/01/34 ......................................... United States 342,000 353,353
Ground Transportation 0.3%
b
Ashtead Capital, Inc. ,
Senior Bond , 144A, 4.375% , 8/15/27 ................... United Kingdom 305,000 304,596
Senior Bond , 144A, 5.95% , 10/15/33 ................... United Kingdom 1,890,000 1,993,515
Senior Bond , 144A, 5.8% , 4/15/34 ..................... United Kingdom 375,000 393,282
Burlington Northern Santa Fe LLC , Senior Bond , 5.55% , 3/15/56
United States 680,000 673,170
b
Penske Truck Leasing Co. LP / PTL Finance Corp. , Senior Note ,
144A, 4.4% , 7/01/27 ............................... United States 150,000 150,559
Ryder System, Inc. , Senior Note , 4.95% , 9/01/29 ............
United States 700,000 716,034
b
SMBC Aviation Capital Finance DAC , Senior Note , 144A, 5.3% ,
4/03/29 ......................................... Ireland 575,000 590,705
4,821,861

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Core Bond Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Equipment & Supplies 0.4%
GE HealthCare Technologies, Inc. ,
Senior Note , 5.65% , 11/15/27 ........................ United States 155,000 $ 159,444
Senior Note , 4.8% , 8/14/29 .......................... United States 240,000 244,944
b
Medline Borrower LP , Senior Secured Note , 144A, 3.875% ,
4/01/29 ......................................... United States 5,595,000 5,474,737
5,879,125
Health Care Providers & Services 0.6%
CVS Health Corp. ,
Junior Sub. Bond , 7% to 3/09/30, FRN thereafter , 3/10/55 ... United States 855,000 895,263
Senior Bond , 1.875% , 2/28/31 ........................ United States 555,000 488,901
Senior Bond , 4.78% , 3/25/38 ......................... United States 1,726,000 1,620,771
Senior Note , 5.4% , 6/01/29 .......................... United States 3,000,000 3,107,082
HCA, Inc. ,
Senior Bond , 4.5% , 2/15/27 .......................... United States 150,000 150,337
Senior Bond , 5.6% , 4/01/34 .......................... United States 527,000 547,589
Senior Bond , 6% , 4/01/54 ........................... United States 692,000 687,090
Senior Note , 3.625% , 3/15/32 ........................ United States 77,000 72,679
Senior Note , 4.6% , 11/15/32 ......................... United States 690,000 683,776
Humana, Inc. , Senior Note , 5.75% , 3/01/28 ................
United States 285,000 293,435
Icon Investments Six DAC ,
Senior Secured Note , 5.809% , 5/08/27 ................. United States 300,000 305,717
Senior Secured Note , 5.849% , 5/08/29 ................. United States 200,000 208,636
UnitedHealth Group, Inc. ,
Senior Bond , 4.625% , 7/15/35 ........................ United States 270,000 264,713
Senior Bond , 5.875% , 2/15/53 ........................ United States 574,000 577,158
9,903,147
Hotels, Restaurants & Leisure 0.7%
b
Carnival Corp. ,
Senior Note , 144A, 5.125% , 5/01/29 ................... United States 1,725,000 1,746,028
Senior Note , 144A, 5.75% , 3/15/30 .................... United States 1,815,000 1,869,857
Senior Note , 144A, 5.75% , 8/01/32 .................... United States 1,270,000 1,305,908
Senior Secured Note , 144A, 4% , 8/01/28 ................ United States 3,374,000 3,340,776
Hyatt Hotels Corp. ,
Senior Note , 5.75% , 1/30/27 ......................... United States 664,000 674,492
Senior Note , 5.25% , 6/30/29 ......................... United States 495,000 510,508
Senior Note , 5.375% , 12/15/31 ....................... United States 335,000 345,273
Las Vegas Sands Corp. , Senior Note , 3.5% , 8/18/26 .........
United States 635,000 632,252
10,425,094
Household Durables 0.3%
DR Horton, Inc. , Senior Bond , 5% , 10/15/34 ...............
United States 2,120,000 2,138,579
Toll Brothers Finance Corp. ,
Senior Bond , 4.35% , 2/15/28 ......................... United States 987,000 992,413
Senior Bond , 3.8% , 11/01/29 ......................... United States 1,355,000 1,337,233
4,468,225
Independent Power and Renewable Electricity Producers 0.5%
b
Alexander Funding Trust II , Senior Secured Note , 144A, 7.467% ,
7/31/28 ......................................... United States 1,060,000 1,128,999
Constellation Energy Generation LLC ,
Senior Bond , 6.125% , 1/15/34 ........................ United States 229,000 247,284
Senior Bond , 6.5% , 10/01/53 ......................... United States 558,000 604,366

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Core Bond Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Independent Power and Renewable Electricity Producers (continued)
Constellation Energy Generation LLC, (continued)
Senior Bond , 5.75% , 3/15/54 ......................... United States 450,000 $ 444,215
Senior Note , 5.6% , 3/01/28 .......................... United States 1,005,000 1,036,439
Senior Note , 4.4% , 1/15/31 .......................... United States 620,000 618,718
Southern Power Co. ,
B , Senior Bond , 4.9% , 10/01/35 ....................... United States 760,000 747,120
A , Senior Note , 4.25% , 10/01/30 ...................... United States 2,100,000 2,095,504
6,922,645
Insurance 0.7%
Arthur J Gallagher & Co. , Senior Note , 4.85% , 12/15/29 ......
United States 695,000 711,329
b
Athene Global Funding ,
Secured Note , 144A, 5.526% , 7/11/31 .................. United States 810,000 831,840
Secured Note , 144A, 5.322% , 11/13/31 ................. United States 935,000 951,693
Senior Secured Bond , 144A, 5.543% , 8/22/35 ............ United States 1,285,000 1,289,151
Athene Holding Ltd. ,
Senior Bond , 5.875% , 1/15/34 ........................ United States 505,000 524,510
Senior Bond , 6.25% , 4/01/54 ......................... United States 306,000 298,133
Brown & Brown, Inc. ,
Senior Bond , 5.55% , 6/23/35 ......................... United States 630,000 644,932
Senior Note , 4.9% , 6/23/30 .......................... United States 1,310,000 1,330,466
Senior Note , 5.25% , 6/23/32 ......................... United States 471,000 480,650
CNA Financial Corp. , Senior Bond , 5.125% , 2/15/34 .........
United States 368,000 370,315
b
CNO Global Funding ,
Secured Note , 144A, 2.65% , 1/06/29 ................... United States 642,000 614,183
Secured Note , 144A, 4.95% , 9/09/29 ................... United States 797,000 810,673
F&G Annuities & Life, Inc. , Senior Note , 6.5% , 6/04/29 .......
United States 950,000 987,680
Fairfax Financial Holdings Ltd. , Senior Note , 4.85% , 4/17/28 ...
Canada 220,000 223,208
b
Metropolitan Life Global Funding I , Senior Secured Bond , 144A,
2.95% , 4/09/30 ................................... United States 360,000 342,475
b
Mutual of Omaha Cos. Global Funding , Secured Note , 144A,
5.8% , 7/27/26 .................................... United States 250,000 252,077
b
Protective Life Global Funding , Secured Note , 144A, 5.467% ,
12/08/28 ........................................ United States 595,000 616,919
11,280,234
Interactive Media & Services 0.1%
Meta Platforms, Inc. ,
Senior Bond , 5.75% , 5/15/63 ......................... United States 607,000 577,195
Senior Bond , 5.55% , 8/15/64 ......................... United States 939,000 862,736
1,439,931
Leisure Products 0.1%
Brunswick Corp. ,
Senior Bond , 2.4% , 8/18/31 .......................... United States 1,232,000 1,086,625
Senior Note , 5.85% , 3/18/29 ......................... United States 375,000 390,220
1,476,845
Life Sciences Tools & Services 0.0%
†
Illumina, Inc. , Senior Note , 4.65% , 9/09/26 ................
United States 431,000 432,147
Media 0.5%
Charter Communications Operating LLC / Charter
Communications Operating Capital Corp. ,
Senior Secured Bond , 5.85% , 12/01/35 ................. United States 630,000 627,278

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Core Bond Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Media (continued)
Charter Communications Operating LLC / Charter
Communications Operating Capital Corp., (continued)
Senior Secured Bond , 3.5% , 6/01/41 ................... United States 1,500,000 $ 1,074,262
Senior Secured Bond , 4.8% , 3/01/50 ................... United States 59,000 44,746
Omnicom Group, Inc. , Senior Note , 2.4% , 3/01/31 ...........
United States 98,000 88,254
Paramount Global ,
Senior Bond , 4.2% , 6/01/29 .......................... United States 435,000 423,409
Senior Note , 3.7% , 6/01/28 .......................... United States 507,000 494,206
Time Warner Cable Enterprises LLC , Senior Secured Bond ,
8.375% , 7/15/33 ................................... United States 3,560,000 4,095,245
6,847,400
Metals & Mining 0.1%
b
Glencore Funding LLC ,
Senior Bond , 144A, 2.5% , 9/01/30 ..................... Australia 396,000 364,594
Senior Bond , 144A, 5.634% , 4/04/34 ................... Australia 936,000 980,428
Senior Note , 144A, 6.375% , 10/06/30 .................. Australia 422,000 455,210
1,800,232
Multi-Utilities 0.5%
Ameren Corp. , Senior Note , 5% , 1/15/29 ..................
United States 565,000 578,971
Dominion Energy, Inc. , Junior Sub. Bond , 6.2% to 2/14/36, FRN
thereafter , 2/15/56 ................................. United States 820,000 823,197
DTE Energy Co. ,
Senior Bond , 5.85% , 6/01/34 ......................... United States 160,000 170,194
Senior Note , 4.95% , 7/01/27 ......................... United States 2,190,000 2,218,016
NiSource, Inc. , Senior Note , 5.2% , 7/01/29 ................
United States 755,000 778,924
Puget Sound Energy, Inc. , Senior Bond , 5.448% , 6/01/53 .....
United States 170,000 164,142
Sempra, Inc. , Senior Bond , 5.5% , 8/01/33 .................
United States 301,000 313,442
Southern Co. Gas Capital Corp. , Senior Bond , 4.95% , 9/15/34 .
United States 810,000 811,523
5,858,409
Oil, Gas & Consumable Fuels 1.9%
b
Aker BP ASA , Senior Bond , 144A, 5.8% , 10/01/54 ........... Norway 1,520,000 1,401,859
Canadian Natural Resources Ltd. ,
Senior Bond , 7.2% , 1/15/32 .......................... Canada 621,000 695,880
Senior Note , 5% , 12/15/29 .......................... Canada 1,144,000 1,175,540
Cheniere Energy Partners LP ,
Senior Bond , 3.25% , 1/31/32 ......................... United States 2,767,000 2,554,341
Senior Note , 4.5% , 10/01/29 ......................... United States 910,000 913,840
b
Columbia Pipelines Operating Co. LLC , Senior Note , 144A,
5.927% , 8/15/30 ................................... United States 229,000 242,863
b
DT Midstream, Inc. , Senior Secured Bond , 144A, 5.8% , 12/15/34 United States 1,485,000 1,541,872
Eastern Energy Gas Holdings LLC ,
Senior Bond , 5.8% , 1/15/35 .......................... United States 989,000 1,045,292
Senior Bond , 5.65% , 10/15/54 ........................ United States 376,000 366,248
Energy Transfer LP ,
c
B , Junior Sub. Bond , 6.625% to 2/14/28, FRN thereafter ,
Perpetual ....................................... United States 1,471,000 1,491,906
Senior Note , 5.25% , 7/01/29 ......................... United States 1,190,000 1,226,918
Senior Note , 5.2% , 4/01/30 .......................... United States 1,389,000 1,433,610
Kinder Morgan, Inc. ,
Senior Bond , 7.75% , 1/15/32 ......................... United States 1,683,000 1,956,783
Senior Note , 5% , 2/01/29 ........................... United States 205,000 210,412

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Core Bond Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
Occidental Petroleum Corp. , Senior Bond , 7.5% , 5/01/31 ......
United States 486,000 $ 548,118
ONEOK, Inc. , Senior Note , 4.75% , 10/15/31 ...............
United States 1,115,000 1,120,337
South Bow USA Infrastructure Holdings LLC ,
Senior Note , 5.026% , 10/01/29 ....................... Canada 1,475,000 1,498,008
Senior Note , 5.584% , 10/01/34 ....................... Canada 975,000 983,810
Targa Resources Partners LP / Targa Resources Partners
Finance Corp. ,
Senior Bond , 5% , 1/15/28 ........................... United States 840,000 841,105
Senior Bond , 4.875% , 2/01/31 ........................ United States 221,000 223,121
b
Transcontinental Gas Pipe Line Co. LLC , Senior Bond , 144A,
5.1% , 3/15/36 .................................... United States 795,000 798,366
b
Venture Global Calcasieu Pass LLC , Senior Secured Note , 144A,
6.25% , 1/15/30 ................................... United States 2,360,000 2,419,739
Viper Energy Partners LLC ,
Senior Bond , 5.7% , 8/01/35 .......................... United States 706,000 719,146
Senior Note , 4.9% , 8/01/30 .......................... United States 740,000 749,749
Williams Cos., Inc. (The) , Senior Bond , 5.6% , 3/15/35 ........
United States 992,000 1,030,937
27,189,800
Paper & Forest Products 0.1%
b
Georgia-Pacific LLC , Senior Note , 144A, 4.95% , 6/30/32 ...... United States 1,440,000 1,482,007
Passenger Airlines 0.2%
b
AS Mileage Plan IP Ltd. , Senior Secured Note , 144A, 5.021% ,
10/20/29 ........................................ United States 2,500,000 2,529,174
Personal Care Products 0.3%
Haleon US Capital LLC , Senior Note , 3.375% , 3/24/27 .......
United States 1,315,000 1,306,886
Kenvue, Inc. ,
Senior Note , 4.85% , 5/22/32 ......................... United States 1,475,000 1,506,338
Senior Note , 4.9% , 3/22/33 .......................... United States 1,034,000 1,053,131
3,866,355
Pharmaceuticals 1.2%
Bristol-Myers Squibb Co. , Senior Bond , 4.125% , 6/15/39 ......
United States 2,180,000 1,970,657
Merck & Co., Inc. ,
Senior Bond , 4.75% , 12/04/35 ........................ United States 595,000 590,139
Senior Note , 4.45% , 12/04/32 ........................ United States 370,000 371,021
Novartis Capital Corp. , Senior Note , 4.1% , 11/05/30 .........
United States 2,655,000 2,655,758
Pfizer Investment Enterprises Pte. Ltd. ,
Senior Bond , 4.75% , 5/19/33 ......................... United States 1,230,000 1,242,761
Senior Bond , 5.3% , 5/19/53 .......................... United States 1,474,000 1,398,974
Senior Note , 4.45% , 5/19/28 ......................... United States 234,000 236,496
Pharmacia LLC , Senior Bond , 6.6% , 12/01/28 ..............
United States 295,000 316,051
Royalty Pharma plc ,
Senior Bond , 5.4% , 9/02/34 .......................... United States 974,000 997,894
Senior Bond , 5.2% , 9/25/35 .......................... United States 845,000 849,712
Senior Note , 5.15% , 9/02/29 ......................... United States 967,000 996,147
Teva Pharmaceutical Finance Netherlands III BV , Senior Bond ,
4.1% , 10/01/46 ................................... Israel 160,000 122,528
Zoetis, Inc. ,
Senior Bond , 2% , 5/15/30 ........................... United States 2,646,000 2,423,545
Senior Bond , 5% , 8/17/35 ........................... United States 2,910,000 2,931,224
17,102,907

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Core Bond Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Professional Services 0.1%
Paychex, Inc. , Senior Note , 5.1% , 4/15/30 .................
United States 1,650,000 $ 1,698,009
Semiconductors & Semiconductor Equipment 0.9%
Broadcom, Inc. ,
Senior Bond , 4.15% , 11/15/30 ........................ United States 288,000 286,550
Senior Bond , 4.95% , 1/15/36 ......................... United States 690,000 689,584
Senior Bond , 5.7% , 1/15/56 .......................... United States 100,000 100,843
b
Senior Bond , 144A, 4.926% , 5/15/37 ................... United States 2,606,000 2,567,672
Senior Note , 5.05% , 7/12/29 ......................... United States 2,275,000 2,344,239
b
Foundry JV Holdco LLC ,
Senior Secured Bond , 144A, 6.4% , 1/25/38 .............. United States 735,000 787,771
Senior Secured Note , 144A, 5.5% , 1/25/31 .............. United States 380,000 393,779
Senior Secured Note , 144A, 6.15% , 1/25/32 ............. United States 2,424,000 2,582,804
Senior Secured Note , 144A, 5.9% , 1/25/33 .............. United States 575,000 603,594
Intel Corp. , Senior Bond , 4.15% , 8/05/32 ..................
United States 2,075,000 2,012,906
Marvell Technology, Inc. ,
Senior Note , 5.75% , 2/15/29 ......................... United States 400,000 416,998
Senior Note , 4.75% , 7/15/30 ......................... United States 265,000 268,452
Senior Note , 5.95% , 9/15/33 ......................... United States 368,000 392,152
13,447,344
Software 0.3%
Oracle Corp. ,
Senior Bond , 4.3% , 7/08/34 .......................... United States 923,000 833,927
Senior Bond , 3.65% , 3/25/41 ......................... United States 258,000 188,418
Senior Note , 4.45% , 9/26/30 ......................... United States 745,000 727,490
Senior Note , 4.8% , 9/26/32 .......................... United States 1,000,000 968,513
Synopsys, Inc. ,
Senior Bond , 5.15% , 4/01/35 ......................... United States 1,265,000 1,282,828
Senior Bond , 5.7% , 4/01/55 .......................... United States 90,000 88,849
4,090,025
Specialized REITs 0.7%
American Tower Corp. ,
Senior Bond , 3.95% , 3/15/29 ......................... United States 925,000 920,034
Senior Bond , 3.8% , 8/15/29 .......................... United States 600,000 591,813
Senior Bond , 2.9% , 1/15/30 .......................... United States 481,000 457,066
Senior Bond , 2.7% , 4/15/31 .......................... United States 1,670,000 1,536,054
Senior Note , 5.5% , 3/15/28 .......................... United States 225,000 231,359
Senior Note , 4.7% , 12/15/32 ......................... United States 465,000 465,551
Crown Castle, Inc. ,
Senior Bond , 3.65% , 9/01/27 ......................... United States 505,000 501,616
Senior Bond , 3.8% , 2/15/28 .......................... United States 125,000 124,227
Senior Note , 4.9% , 9/01/29 .......................... United States 3,825,000 3,893,223
EPR Properties , Senior Bond , 4.5% , 6/01/27 ...............
United States 144,000 144,266
Equinix, Inc. , Senior Bond , 3.2% , 11/18/29 ................
United States 760,000 731,851
9,597,060
Specialty Retail 0.1%
Dick's Sporting Goods, Inc. ,
Senior Bond , 3.15% , 1/15/32 ......................... United States 325,000 299,765
Senior Bond , 4.1% , 1/15/52 .......................... United States 1,960,000 1,434,327
1,734,092

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Core Bond Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Technology Hardware, Storage & Peripherals 0.1%
Hewlett Packard Enterprise Co. ,
Senior Note , 4.55% , 10/15/29 ........................ United States 435,000 $ 438,278
Senior Note , 4.85% , 10/15/31 ........................ United States 1,506,000 1,519,252
1,957,530
Textiles, Apparel & Luxury Goods 0.1%
Tapestry, Inc. ,
Senior Bond , 3.05% , 3/15/32 ......................... United States 319,000 290,773
Senior Bond , 5.5% , 3/11/35 .......................... United States 824,000 840,867
Senior Note , 5.1% , 3/11/30 .......................... United States 691,000 708,912
1,840,552
Tobacco 0.6%
BAT Capital Corp. ,
Senior Bond , 4.39% , 8/15/37 ......................... United Kingdom 850,000 780,701
Senior Note , 4.625% , 3/22/33 ........................ United Kingdom 3,120,000 3,092,754
Philip Morris International, Inc. ,
Senior Note , 5.125% , 2/15/30 ........................ United States 2,013,000 2,078,597
Senior Note , 4.75% , 11/01/31 ........................ United States 2,460,000 2,506,985
8,459,037
Trading Companies & Distributors 0.5%
Air Lease Corp. , Senior Note , 5.85% , 12/15/27 .............
United States 805,000 829,585
b
Aircastle Ltd. , Senior Note , 144A, 6.5% , 7/18/28 ............ United States 3,265,000 3,432,423
b
Aviation Capital Group LLC ,
Senior Note , 144A, 5.375% , 7/15/29 ................... United States 1,920,000 1,973,708
Senior Note , 144A, 5.125% , 4/10/30 ................... United States 770,000 782,797
7,018,513
Wireless Telecommunication Services 0.9%
Rogers Communications, Inc. ,
Senior Note , 5% , 2/15/29 ........................... Canada 740,000 755,277
Senior Note , 3.8% , 3/15/32 .......................... Canada 2,653,000 2,514,656
Sub. Bond , 7.125% to 4/14/35, FRN thereafter , 4/15/55 ..... Canada 790,000 828,773
NC5 , Sub. Bond , 7% to 4/14/30, FRN thereafter , 4/15/55 .... Canada 1,570,000 1,629,223
T-Mobile USA, Inc. ,
Senior Bond , 5.05% , 7/15/33 ......................... United States 497,000 505,162
Senior Bond , 4.95% , 11/15/35 ........................ United States 1,940,000 1,923,870
Senior Bond , 5% , 2/15/36 ........................... United States 1,390,000 1,376,403
Senior Note , 2.05% , 2/15/28 ......................... United States 595,000 572,577
Senior Note , 3.375% , 4/15/29 ........................ United States 460,000 449,134
Senior Note , 5.125% , 5/15/32 ........................ United States 1,410,000 1,449,671
Senior Note , 6.7% , 12/15/33 ......................... United States 1,050,000 1,171,920
13,176,666
Total Corporate Bonds (Cost $ 401,849,185 ) ...................................
409,519,111
U.S. Government and Agency Securities 38.0%
U.S. Treasury Bonds ,
6.25%, 5/15/30 ................................... United States 10,000 10,982
4.375%, 11/15/39 ................................. United States 58,800,000 57,775,593
4.625%, 2/15/40 .................................. United States 5,470,000 5,506,538
4.25%, 11/15/40 .................................. United States 12,780,000 12,283,777
3.375%, 8/15/42 .................................. United States 12,370,000 10,425,832
5%, 5/15/45 ..................................... United States 3,870,000 3,955,866

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Core Bond Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
U.S. Government and Agency Securities
(continued)
U.S. Treasury Bonds, (continued)
1.875%, 11/15/51 ................................. United States 40,090,000 $ 22,084,735
f
2.875%, 5/15/52 .................................. United States 80,230,000 55,844,468
3%, 8/15/52 ..................................... United States 11,530,000 8,225,034
4.625%, 11/15/55 ................................. United States 3,820,000 3,661,828
U.S. Treasury Notes ,
0.5%, 2/28/26 .................................... United States 4,410,000 4,399,776
2.625%, 5/31/27 .................................. United States 13,500,000 13,341,797
3.375%, 12/31/27 ................................. United States 5,160,000 5,145,286
1%, 7/31/28 ..................................... United States 15,400,000 14,465,773
1.875%, 2/28/29 .................................. United States 78,290,000 74,357,150
3.25%, 6/30/29 ................................... United States 56,230,000 55,510,651
3.125%, 8/31/29 .................................. United States 16,900,000 16,590,387
3.625%, 12/31/30 ................................. United States 30,740,000 30,502,245
4.125%, 2/29/32 .................................. United States 5,290,000 5,342,073
4%, 2/15/34 ..................................... United States 2,750,000 2,727,764
4.25%, 11/15/34 .................................. United States 64,320,000 64,625,269
4.625%, 2/15/35 .................................. United States 69,140,000 71,330,334
4.25%, 8/15/35 ................................... United States 27,250,000 27,277,676
Total U.S. Government and Agency Securities (Cost $ 571,945,380 ) ..............
565,390,834
Asset-Backed Securities 6.9%
Automobiles 0.1%
Volkswagen Auto Loan Enhanced Trust , 2025-1 , A2A , 4.51% ,
1/20/28 . ......................................... United States 840,220 842,214
Banks 0.0%
†
Capital One Multi-Asset Execution Trust , 2023-A1 , A , 4.42% ,
5/15/28 . ......................................... United States 500,000 500,920
Capital Markets 0.2%
b ,g
Magnetite XL Ltd. , 2024-40A , A1 , 144A, FRN , 5.122% , ( 3-month
SOFR + 1.45% ), 7/15/37 . ............................ United States 3,200,000 3,211,198
Consumer Finance 0.9%
Capital One Prime Auto Receivables Trust ,
2024-1 , A2A , 4.61% , 10/15/27 ........................ United States 394,058 394,524
2025-1 , A3 , 3.85% , 7/15/30 .......................... United States 2,013,000 2,015,196
GM Financial Consumer Automobile Receivables Trust , 2023-3 ,
A3 , 5.45% , 6/16/28 . ................................ United States 1,026,487 1,033,591
Harley-Davidson Motorcycle Trust , 2023-B , A3 , 5.69% , 8/15/28 .
United States 522,362 527,147
Hyundai Auto Receivables Trust ,
2023-B , A3 , 5.48% , 4/17/28 .......................... United States 998,260 1,005,009
g
2025-C , A2B , FRN , 4.057% , ( 30-day SOFR Average + 0.35% ),
7/17/28 ......................................... United States 4,908,000 4,912,346
Toyota Auto Receivables Owner Trust ,
2023-B , A3 , 4.71% , 2/15/28 .......................... United States 134,330 134,847
2023-C , A3 , 5.16% , 4/17/28 .......................... United States 313,163 315,181
g
2025-D , A2B , FRN , 4.027% , ( 30-day SOFR Average + 0.32% ),
8/15/28 ......................................... United States 1,848,000 1,849,258
2026-A , A3 , 3.86% , 9/16/30 .......................... United States 1,011,000 1,012,892
World Omni Auto Receivables Trust , 2024-A , A3 , 4.86% , 3/15/29 .
United States 397,405 399,922
13,599,913
a a a a a a
Financial Services 5.7%
b ,g
Allegro CLO XII Ltd. , 2020-1A , A1R , 144A, FRN , 5.11% , ( 3-month
SOFR + 1.44% ), 7/21/37 . ............................ United States 450,000 451,575

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Core Bond Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
b ,g
Angel Oak Mortgage Trust , 2025-HB1 , A1 , 144A, FRN , 5.497% ,
( 30-day SOFR Average + 1.8% ), 2/25/55 . ................ United States 586,684 $ 591,168
b ,g
Apex Credit CLO LLC , 2021-2A , A1AR , 144A, FRN , 4.848% ,
( 3-month SOFR + 1.18% ), 10/20/34 . ................... United States 5,650,000 5,657,826
b ,g
Bain Capital Credit CLO Ltd. , 2022-2A , A1R , 144A, FRN , 4.819% ,
( 3-month SOFR + 1.15% ), 4/22/35 . .................... United States 500,000 500,499
b
Bank of America Auto Trust , 2023-2A , A4 , 144A, 5.66% , 11/15/29 . United States 1,075,000 1,095,600
b ,g
Battalion CLO X Ltd. , 2016-10A , A1R3 , 144A, FRN , 4.808% ,
( 3-month SOFR + 1.14% ), 1/24/35 . .................... United States 2,195,990 2,198,846
b
Bayview Opportunity Master Fund VII Trust , 2023-1A , A , 144A,
6.93% , 10/28/60 . .................................. United States 196,841 200,777
b ,g
BDS Ltd. , 2021-FL10 , A , 144A, FRN , 5.14% , ( 1-month SOFR +
1.464% ), 12/16/36 . ................................. United States 85,751 85,867
b ,g
Beechwood Park CLO Ltd. , 2019-1A , A2RR , 144A, FRN , 4.998% ,
( 3-month SOFR + 1.33% ), 1/17/35 . .................... Jersey 2,750,000 2,753,279
b ,g
Birch Grove CLO 2 Ltd. , 2021-2A , A1R , 144A, FRN , 5.068% ,
( 3-month SOFR + 1.4% ), 10/19/37 . .................... United States 700,000 702,849
b ,g
Birch Grove CLO 8 Ltd. , 2024-8A , A1 , 144A, FRN , 5.298% ,
( 3-month SOFR + 1.63% ), 4/20/37 . .................... Jersey 750,000 753,459
b ,g
Black Diamond CLO Ltd. , 2021-1A , A1AR , 144A, FRN , 4.919% ,
( 3-month SOFR + 1.25% ), 11/22/34 . .................... United States 250,000 250,353
BMW Vehicle Owner Trust , 2023-A , A3 , 5.47% , 2/25/28 . ......
United States 187,014 188,175
b
BofA Auto Trust , 2024-1A , A3 , 144A, 5.35% , 11/15/28 . ........ United States 708,015 714,244
b
BRAVO Residential Funding Trust ,
2024-CES1 , A1A , 144A, 6.377% , 4/25/54 ................ United States 1,719,130 1,744,888
g
2025-HE1 , A1 , 144A, FRN , 5.047% , ( 30-day SOFR Average +
1.35% ), 9/25/72 ................................... United States 1,416,593 1,420,717
CarMax Auto Owner Trust ,
2026-1 , A2A , 3.87% , 4/16/29 ......................... United States 901,000 901,850
2026-1 , A3 , 4.04% , 3/17/31 .......................... United States 721,000 724,150
b ,g
Cathedral Lake VIII Ltd. , 2021-8A , A1R , 144A, FRN , 4.798% ,
( 3-month SOFR + 1.13% ), 1/20/35 . .................... United States 1,540,000 1,541,574
b
Chase Auto Owner Trust ,
2022-AA , A4 , 144A, 3.99% , 3/27/28 .................... United States 152,940 152,948
2025-1A , A3 , 144A, 4.29% , 6/25/30 .................... United States 1,352,000 1,364,663
b ,g
CIFC Funding Ltd. ,
2020-1A , A1R , 144A, FRN , 5.084% , ( 3-month SOFR +
1.412% ), 7/15/36 .................................. United States 2,720,000 2,723,375
2021-4A , AR , 144A, FRN , 5.031% , ( 3-month SOFR + 1.36% ),
7/23/37 ......................................... United States 500,000 501,809
b
Citizens Auto Receivables Trust , 2024-1 , A3 , 144A, 5.11% ,
4/17/28 . ......................................... United States 2,615,536 2,629,192
b
Compass Datacenters Issuer II LLC ,
2024-2A , A1 , 144A, 5.022% , 8/25/49 ................... United States 2,072,000 2,077,168
2025-2A , A1 , 144A, 4.926% , 11/25/50 .................. United States 3,370,000 3,359,440
b ,g
Crown Point CLO 10 Ltd. , 2021-10A , A , 144A, FRN , 5.099% ,
( 3-month SOFR + 1.432% ), 7/20/34 . ................... United States 500,000 500,716
b ,g
Danby Park CLO Ltd. , 2022-1A , AR , 144A, FRN , 5.03% , ( 3-month
SOFR + 1.36% ), 10/21/37 . ........................... Jersey 2,510,000 2,522,541
b ,g
Diameter Capital CLO 7 Ltd. , 2024-7A , A1A , 144A, FRN , 5.148% ,
( 3-month SOFR + 1.48% ), 7/20/37 . .................... United States 500,000 502,275
b ,g
Elevation CLO Ltd. ,
2018-10A , AR , 144A, FRN , 4.588% , ( 3-month SOFR + 0.92% ),
10/20/31 ........................................ United States 2,518 2,518
2021-13A , A1R , 144A, FRN , 4.732% , ( 3-month SOFR +
1.06% ), 7/15/34 ................................... United States 500,000 500,487

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Core Bond Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
b ,g
Elmwood CLO 33 Ltd. , 2024-9RA , AR , 144A, FRN , 5.05% ,
( 3-month SOFR + 1.38% ), 10/21/37 . ................... United States 750,000 $ 752,744
b ,g
Elmwood CLO I Ltd. ,
e
2019-1A , A1R3 , 144A, FRN , Zero Cpn., ( 3-month SOFR +
1.12% ), 4/20/37 ................................... United States 1,000,000 1,000,250
2019-1A , A1RR , 144A, FRN , 5.188% , ( 3-month SOFR +
1.52% ), 4/20/37 ................................... United States 1,000,000 1,000,700
b ,g
Elmwood CLO III Ltd. , 2019-3A , A1RR , 144A, FRN , 5.048% ,
( 3-month SOFR + 1.38% ), 7/18/37 . .................... United States 850,000 853,003
b
FIGRE Trust ,
2025-FL1 , A1 , 144A, 5.265% , 7/25/55 .................. United States 826,565 832,021
h
2025-HE3 , A , 144A, FRN , 5.56% , 5/25/55 ............... United States 310,868 317,057
h
2025-HE4 , A , 144A, FRN , 5.408% , 7/25/55 .............. United States 314,745 319,601
g
Ford Credit Auto Owner Trust , 2025-B , A2B , FRN , 4.007% , ( 30-
day SOFR Average + 0.3% ), 6/15/28 . ................... United States 531,000 531,202
b
GM Financial Revolving Receivables Trust , 2024-1 , A , 144A,
4.98% , 12/11/36 . .................................. United States 1,868,000 1,923,987
b ,g
GoldenTree Loan Management US CLO 9 Ltd. , 2021-9A , AR ,
144A, FRN , 5.168% , ( 3-month SOFR + 1.5% ), 4/20/37 . ..... United States 800,000 803,394
b ,g
HalseyPoint CLO 3 Ltd. , 2020-3A , A1R , 144A, FRN , 5.147% ,
( 3-month SOFR + 1.48% ), 7/30/37 . .................... United States 3,152,000 3,164,486
Honda Auto Receivables Owner Trust ,
2023-3 , A3 , 5.41% , 2/18/28 .......................... United States 819,501 825,314
2025-4 , A2A , 4.04% , 6/15/28 ......................... United States 3,799,000 3,809,316
b
J.P. Morgan Mortgage Trust ,
g
2023-HE1 , A1 , 144A, FRN , 5.452% , ( 30-day SOFR Average +
1.75% ), 11/25/53 .................................. United States 129,493 129,973
2024-CES1 , A1A , 144A, 5.919% , 6/25/54 ................ United States 459,455 464,286
g
2024-HE3 , A1 , 144A, FRN , 4.902% , ( 30-day SOFR Average +
1.2% ), 2/25/55 .................................... United States 515,225 516,250
b ,g
KKR CLO 43 Ltd. , 2022-43A , A1R , 144A, FRN , 5.422% , ( 3-month
SOFR + 1.75% ), 1/15/36 . ............................ Jersey 750,000 752,615
b ,g
KKR CLO 54 Ltd. , 2024-54A , A , 144A, FRN , 4.992% , ( 3-month
SOFR + 1.32% ), 1/15/38 . ............................ United States 2,275,000 2,279,267
b
Lendbuzz Securitization Trust , 2024-3A , A2 , 144A, 4.97% ,
10/15/29 . ........................................ United States 1,073,167 1,073,808
b ,g
Madison Park Funding XXX Ltd. , 2018-30A , A1R , 144A, FRN ,
5.031% , ( 3-month SOFR + 1.36% ), 7/16/37 . .............. United States 1,180,000 1,184,177
b ,g
Nassau Ltd. , 2020-1A , A1R , 144A, FRN , 5.224% , ( 3-month SOFR
+ 1.552% ), 1/15/35 . ................................ United States 245,417 245,818
b ,g
Neuberger Berman Loan Advisers CLO 48 Ltd. , 2022-48A , A2R ,
144A, FRN , 5.118% , ( 3-month SOFR + 1.45% ), 4/25/36 . .... United States 400,000 400,343
b ,g
Neuberger Berman Loan Advisers CLO 51 Ltd. , 2022-51A , AR ,
144A, FRN , 4.951% , ( 3-month SOFR + 1.28% ), 10/23/36 . ... Jersey 1,200,000 1,203,000
b ,g
Oaktree CLO Ltd. ,
2019-4A , ARR , 144A, FRN , 5.178% , ( 3-month SOFR + 1.51% ),
7/20/37 ......................................... United States 500,000 502,205
2021-1A , A1R , 144A, FRN , 5.022% , ( 3-month SOFR + 1.35% ),
1/15/38 ......................................... United States 938,000 942,454
b
OCCU Auto Receivables Trust , 2025-1A , A3 , 144A, 4.81% ,
11/15/29 . ........................................ United States 561,000 565,841
b ,g
OHA Loan Funding Ltd. , 2016-1A , A1R2 , 144A, FRN , 5.128% ,
( 3-month SOFR + 1.46% ), 7/20/37 . .................... United States 2,043,000 2,048,406
b
PK Alift Loan Funding 7 LP , 2025-2 , A , 144A, 4.75% , 3/15/43 . .. United States 592,411 593,552
b ,g
PRMI Securitization Trust , 2024-CMG1 , A1 , 144A, FRN , 5.25% ,
( 30-day SOFR Average + 1.45% ), 7/25/54 . ............... United States 595,783 597,562

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Core Bond Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
b ,g
RR 14 Ltd. , 2021-14A , A1 , 144A, FRN , 5.054% , ( 3-month SOFR
+ 1.382% ), 4/15/36 . ................................ United States 1,000,000 $ 1,001,164
b ,g
Signal Peak CLO 5 Ltd. , 2018-5A , A1R , 144A, FRN , 5.218% ,
( 3-month SOFR + 1.55% ), 4/25/37 . .................... United States 600,000 602,534
b ,g
Sound Point CLO XXXII Ltd. , 2021-4A , A , 144A, FRN , 5.08% ,
( 3-month SOFR + 1.412% ), 10/25/34 . .................. United States 500,000 500,000
b ,g
Symphony CLO XXIII Ltd. , 2020-23A , AR2 , 144A, FRN , 4.572% ,
( 3-month SOFR + 0.9% ), 1/15/34 . ..................... United States 1,185,904 1,186,495
b
Towd Point Mortgage Trust ,
2024-CES4 , A1 , 144A, 5.122% , 9/25/64 ................. United States 295,367 296,156
g
2025-HE1 , A1A , 144A, FRN , 5.047% , ( 30-day SOFR Average +
1.35% ), 7/25/65 ................................... United States 732,239 735,458
b ,g
Trinitas CLO XV Ltd. , 2021-15A , A1R , 144A, FRN , 4.789% ,
( 3-month SOFR + 1.12% ), 4/22/34 . .................... United States 2,900,000 2,903,872
b ,g
Trinitas CLO XVII Ltd. , 2021-17A , B1R , 144A, FRN , 5.318% ,
( 3-month SOFR + 1.65% ), 10/20/34 . ................... United States 3,000,000 3,008,312
b ,g
Venture XV CLO Ltd. , 2013-15A , AR3 , 144A, FRN , 5.114% ,
( 3-month SOFR + 1.442% ), 7/15/32 . ................... United States 193,144 193,652
b ,g
Venture XXVII CLO Ltd. , 2017-27A , BR , 144A, FRN , 5.529% ,
( 3-month SOFR + 1.862% ), 7/20/30 . ................... United States 262,982 263,680
b ,g
Warwick Capital CLO 3 Ltd. , 2024-3A , A1 , 144A, FRN , 5.318% ,
( 3-month SOFR + 1.65% ), 4/20/37 . .................... Jersey 800,000 803,700
b ,g
Wind River CLO Ltd. , 2021-1A , A2R , 144A, FRN , 5.368% ,
( 3-month SOFR + 1.7% ), 7/20/37 . ..................... United States 350,000 351,749
b ,g
Wise CLO Ltd. ,
2023-2A , A , 144A, FRN , 5.472% , ( 3-month SOFR + 1.8% ),
1/15/37 ......................................... United States 1,000,000 1,005,174
2024-2A , A , 144A, FRN , 5.132% , ( 3-month SOFR + 1.46% ),
7/15/37 ......................................... United States 750,000 752,940
b ,g
Zais CLO 16 Ltd. , 2020-16A , A1R2 , 144A, FRN , 4.798% ,
( 3-month SOFR + 1.13% ), 10/20/34 . ................... United States 1,560,000 1,559,147
84,111,493
a a a a a a
Total Asset-Backed Securities (Cost $ 102,080,547 ) ............................
102,265,738
Commercial Mortgage-Backed Securities 4.8%
Financial Services 4.8%
b ,g
AREIT Trust , 2022-CRE6 , A , 144A, FRN , 4.952% , ( 30-day SOFR
Average + 1.25% ), 1/20/37 ........................... United States 254,967 255,192
h
Banc of America Commercial Mortgage Trust , 2015-UBS7 , B ,
FRN , 4.199% , 9/15/48 .............................. United States 2,908,000 2,872,652
BANK ,
h,i
2017-BNK9 , XA , IO, FRN , 0.706% , 11/15/54 ............. United States 29,821,089 313,554
h,i
2018-BN10 , XA , IO, FRN , 0.683% , 2/15/61 .............. United States 37,246,728 421,324
2019-BN18 , A2 , 3.474% , 5/15/62 ...................... United States 1,209,000 1,182,975
h ,i
BANK5 Trust ,
2024-5YR10 , XA , IO, FRN , 1.188% , 10/15/57 ............. United States 17,502,030 665,919
2024-5YR12 , XA , IO, FRN , 0.497% , 12/15/57 ............. United States 113,259,250 1,988,674
Barclays Commercial Mortgage Trust ,
2019-C3 , A2 , 3.438% , 5/15/52 ........................ United States 565,635 558,834
2019-C5 , C , 3.71% , 11/15/52 ......................... United States 3,072,000 2,778,044
h
BBCMS Mortgage Trust ,
2023-C21 , A3 , FRN , 6.296% , 9/15/56 ................... United States 1,014,000 1,078,999
i
2024-5C29 , XA , IO, FRN , 1.581% , 9/15/57 ............... United States 28,034,401 1,407,831
i
2024-5C31 , XA , IO, FRN , 1.061% , 12/15/57 .............. United States 15,164,554 549,767
2025-5C37 , AS , FRN , 5.382% , 9/15/58 ................. United States 1,752,000 1,796,000

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Core Bond Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
Benchmark Mortgage Trust ,
2019-B13 , A2 , 2.889% , 8/15/57 ....................... United States 3,053,609 $ 2,954,289
2019-B14 , A2 , 2.915% , 12/15/62 ...................... United States 984,204 957,086
2020-B17 , A2 , 2.211% , 3/15/53 ....................... United States 2,693,160 2,556,060
e
2026-V20 , AM , 5.436% , 2/15/59 ....................... United States 1,760,000 1,817,721
h ,i
BMO Mortgage Trust , 2024-5C8 , XA , IO, FRN , 1.021% , 12/15/57 United States 18,566,437 671,010
b
BX Trust ,
h
2025-ARIA , A , 144A, FRN , 5.031% , 12/13/42 ............. United States 2,046,000 2,082,826
h
2025-ARIA , B , 144A, FRN , 5.177% , 12/13/42 ............. United States 1,574,000 1,595,216
g
2025-VOLT , A , 144A, FRN , 5.38% , ( 1-month SOFR + 1.7% ),
12/15/44 ........................................ United States 851,000 856,431
h ,i
Cantor Commercial Real Estate Lending LP , 2019-CF3 , XA , IO,
FRN , 0.689% , 1/15/53 .............................. United States 8,362,893 184,676
CD Mortgage Trust , 2016-CD1 , A4 , 2.724% , 8/10/49 .........
United States 1,350,000 1,332,213
h ,i
CFCRE Commercial Mortgage Trust , 2016-C4 , XA , IO, FRN ,
1.337% , 5/10/58 ................................... United States 2,116,540 792
h
CGMS Commercial Mortgage Trust , 2017-B1 , AS , FRN , 3.711% ,
8/15/50 ......................................... United States 1,136,000 1,116,384
Citigroup Commercial Mortgage Trust ,
2016-C3 , A4 , 3.154% , 11/15/49 ....................... United States 1,960,000 1,943,241
h
2016-P6 , A5 , FRN , 3.72% , 12/10/49 .................... United States 423,000 416,493
2020-GC46 , A2 , 2.708% , 2/15/53 ...................... United States 993,911 955,143
COMM Mortgage Trust ,
h
2014-CR14 , B , FRN , 3.62% , 2/10/47 ................... United States 306,875 300,458
h
2014-CR17 , C , FRN , 4.866% , 5/10/47 .................. United States 989,000 941,909
2014-UBS4 , AM , 3.968% , 8/10/47 ..................... United States 1,033,324 1,003,164
h,i
2014-UBS4 , XA , IO, FRN , 0.842% , 8/10/47 .............. United States 1,127,651 3,698
2015-DC1 , AM , 3.724% , 2/10/48 ...................... United States 1,153,049 1,135,695
h
2015-LC19 , C , FRN , 4.426% , 2/10/48 .................. United States 312,228 304,640
CSAIL Commercial Mortgage Trust ,
2016-C6 , AS , 3.346% , 1/15/49 ........................ United States 458,000 455,234
2017-CX10 , A3 , 3.398% , 11/15/50 ..................... United States 750,476 749,293
h
2019-C17 , C , FRN , 3.934% , 9/15/52 ................... United States 213,000 172,406
2019-C18 , A2 , 2.845% , 12/15/52 ...................... United States 1,210,776 1,184,086
h
CSMC Trust , 2016-NXSR , AS , FRN , 4.049% , 12/15/49 ....... United States 651,000 641,026
b ,h
CSTL Commercial Mortgage Trust , 2025-GATE2 , A , 144A, FRN ,
4.56% , 11/10/42 ................................... United States 1,846,000 1,836,660
b ,h
DBUBS Mortgage Trust , 2011-LC3A , D , 144A, FRN , 5.382% ,
8/10/44 ......................................... United States 1,048,744 1,025,802
GS Mortgage Securities Trust ,
h
2014-GC24 , AS , FRN , 4.162% , 9/10/47 ................. United States 324,067 318,558
h
2016-GS2 , B , FRN , 3.759% , 5/10/49 ................... United States 544,000 538,864
h,i
2019-GC38 , XA , IO, FRN , 1.005% , 2/10/52 .............. United States 34,166,333 892,466
2019-GC42 , A2 , 2.933% , 9/10/52 ...................... United States 1,786,230 1,743,845
b ,h
J.P. Morgan Chase Commercial Mortgage Securities Trust ,
2007-CB20 , E , 144A, FRN , 8.668% , 2/12/51 ............. United States 8,973 12,693
2012-LC9 , D , 144A, FRN , 3.608% , 12/15/47 ............. United States 327,000 314,267
h
JPMBB Commercial Mortgage Securities Trust ,
2014-C23 , B , FRN , 4.536% , 9/15/47 ................... United States 1,245,000 1,224,928
i
2014-C24 , XA , IO, FRN , 0.75% , 11/15/47 ................ United States 4,601,480 139
JPMCC Commercial Mortgage Securities Trust , 2019-COR5 , A2 ,
3.15% , 6/13/52 ................................... United States 444,618 441,053
h
JPMDB Commercial Mortgage Securities Trust , 2018-C8 , C , FRN ,
4.755% , 6/15/51 ................................... United States 358,000 326,319
b
LSTAR Commercial Mortgage Trust , 2017-5 , A5 , 144A, 3.549% ,
3/10/50 ......................................... United States 1,537,000 1,519,452

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Core Bond Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
h
Morgan Stanley Bank of America Merrill Lynch Trust ,
b
2012-C5 , E , 144A, FRN , 4.68% , 8/15/45 ................ United States 260,102 $ 255,368
2013-C10 , B , FRN , 3.952% , 7/15/46 ................... United States 1,297,773 1,240,094
b
2013-C10 , F , 144A, FRN , 3.952% , 7/15/46 ............... United States 1,661,000 215,550
2015-C22 , B , FRN , 3.883% , 4/15/48 ................... United States 506,000 477,713
2015-C22 , C , FRN , 3.973% , 4/15/48 ................... United States 910,000 806,347
2016-C32 , AS , FRN , 3.994% , 12/15/49 ................. United States 983,000 974,347
Morgan Stanley Capital I Trust ,
2016-BNK2 , A4 , 3.049% , 11/15/49 ..................... United States 875,000 859,666
h,i
2016-UB12 , XA , IO, FRN , 0.639% , 12/15/49 ............. United States 19,114,744 37,941
h
2018-L1 , C , FRN , 4.8% , 10/15/51 ...................... United States 1,150,056 1,065,992
b
One Bryant Park Trust , 2019-OBP , A , 144A, 2.516% , 9/15/54 .. United States 1,554,000 1,449,008
b ,g
SDR Commercial Mortgage Trust , 2024-DSNY , A , 144A, FRN ,
5.072% , ( 1-month SOFR + 1.392% ), 5/15/39 ............. United States 1,485,000 1,487,911
b ,g
SHRN Trust , 2025-MF18 , A , 144A, FRN , 4.88% , ( 1-month SOFR
+ 1.2% ), 10/15/40 ................................. United States 1,900,000 1,904,698
UBS Commercial Mortgage Trust ,
2017-C1 , AS , 3.724% , 6/15/50 ........................ United States 472,000 464,432
h,i
2017-C7 , XA , IO, FRN , 0.964% , 12/15/50 ................ United States 11,837,536 176,312
2018-C10 , A4 , 4.313% , 5/15/51 ....................... United States 366,000 365,768
2018-C14 , A4 , 4.448% , 12/15/51 ...................... United States 681,000 683,838
h,i
2018-C8 , XA , IO, FRN , 0.807% , 2/15/51 ................. United States 25,288,722 343,059
h
2019-C16 , B , FRN , 4.32% , 4/15/52 .................... United States 727,000 676,319
h ,i
Wachovia Bank Commercial Mortgage Trust , 2006-C29 , IO, FRN ,
0.293% , 11/15/48 .................................. United States 29,840 40
Wells Fargo Commercial Mortgage Trust ,
h
2016-C33 , B , FRN , 4.506% , 3/15/59 ................... United States 1,187,000 1,176,954
2017-C39 , B , 4.025% , 9/15/50 ........................ United States 1,077,000 1,025,612
2017-RC1 , AS , 3.844% , 1/15/60 ....................... United States 762,000 753,984
h,i
2018-C43 , XA , IO, FRN , 0.567% , 3/15/51 ................ United States 26,747,017 282,700
2019-C50 , AS , 4.021% , 5/15/52 ....................... United States 427,000 414,967
2019-C52 , A5 , 2.892% , 8/15/52 ....................... United States 261,000 248,153
h,i
2024-5C2 , XA , IO, FRN , 0.543% , 11/15/57 ............... United States 40,436,445 748,466
h,i
2025-5C3 , XA , IO, FRN , 0.814% , 1/15/58 ................ United States 15,348,781 451,928
b ,h
WFRBS Commercial Mortgage Trust , 2011-C4 , D , 144A, FRN ,
4.996% , 6/15/44 ................................... United States 233,128 229,915
71,213,083
a a a a a a
Total Commercial Mortgage-Backed Securities (Cost $ 71,681,337 ) ..............
71,213,083
Mortgage-Backed Securities 34.0%
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 1.6%
FHLMC Pool, 15 Year , 2%, 9/01/35 ...................... United States 541,365 501,849
FHLMC Pool, 30 Year , 2%, 3/01/51 - 1/01/52 ............... United States 3,639,114 2,972,819
FHLMC Pool, 30 Year , 2.5%, 10/01/50 - 4/01/52 ............ United States 5,991,509 5,204,229
FHLMC Pool, 30 Year , 3%, 8/01/50 - 3/01/52 ............... United States 2,241,379 2,021,735
FHLMC Pool, 30 Year , 3.5%, 7/01/52 ..................... United States 8,337,395 7,735,379
FHLMC Pool, 30 Year , 4%, 4/01/52 ...................... United States 754,459 725,434
FHLMC Pool, 30 Year , 4.5%, 2/01/53 ..................... United States 271,480 268,535
FHLMC Pool, 30 Year , 5.5%, 7/01/49 - 11/01/53 ............ United States 3,677,862 3,772,781
FHLMC Pool, 30 Year , 6%, 5/01/53 ...................... United States 946,292 981,704
FHLMC Pool, 30 Year , 6.5%, 5/01/53 ..................... United States 27,307 28,272
24,212,737
Federal National Mortgage Association (FNMA) Fixed Rate 26.9%
FNMA, 15 Year , 2%, 3/01/37 ........................... United States 2,224,788 2,059,455

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Core Bond Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Federal National Mortgage Association (FNMA) Fixed Rate (continued)
FNMA, 30 Year , 2%, 9/01/50 - 3/01/52 .................... United States 9,295,762 $ 7,636,812
FNMA, 30 Year , 2.5%, 3/01/51 - 3/01/52 .................. United States 2,136,862 1,854,960
FNMA, 30 Year , 3%, 9/01/50 - 4/01/51 .................... United States 1,616,392 1,451,670
FNMA, 30 Year , 3.5%, 7/01/50 - 4/01/52 .................. United States 4,579,069 4,274,576
FNMA, 30 Year , 4%, 5/01/52 - 5/01/53 .................... United States 2,456,097 2,369,544
FNMA, 30 Year , 4.5%, 1/01/53 - 5/01/53 .................. United States 2,379,149 2,358,440
FNMA, 30 Year , 5%, 1/01/49 - 8/01/49 .................... United States 60,844 61,861
FNMA, 30 Year , 5.5%, 4/01/50 - 9/01/53 .................. United States 1,605,547 1,652,398
FNMA, 30 Year , 5.5%, 11/01/53 ......................... United States 6,381,511 6,546,973
FNMA, 30 Year , 6%, 4/01/53 - 10/01/53 ................... United States 2,458,541 2,571,819
FNMA, 30 Year , 6.5%, 4/01/53 - 7/01/54 .................. United States 1,239,562 1,290,457
j
Uniform Mortgage-Backed Securities , 1.5% , TBA, 2/25/41 ..... United States 5,500,000 4,965,626
j
Uniform Mortgage-Backed Securities , 2% , TBA, 2/25/41 ...... United States 7,500,000 6,930,391
j
Uniform Mortgage-Backed Securities , 2% , TBA, 2/25/56 ...... United States 51,500,000 41,792,544
j
Uniform Mortgage-Backed Securities , 2.5% , TBA, 2/25/41 ..... United States 2,500,000 2,361,648
j
Uniform Mortgage-Backed Securities , 2.5% , TBA, 2/25/56 ..... United States 43,000,000 36,506,365
j
Uniform Mortgage-Backed Securities , 3% , TBA, 2/25/56 ...... United States 19,500,000 17,286,742
j
Uniform Mortgage-Backed Securities , 3.5% , TBA, 2/25/56 ..... United States 6,000,000 5,550,399
j
Uniform Mortgage-Backed Securities , 4% , TBA, 3/25/56 ...... United States 13,500,000 12,880,489
j
Uniform Mortgage-Backed Securities , 4.5%, TBA, 2/25/41 -
2/25/56 ......................................... United States 10,000,000 9,835,730
j
Uniform Mortgage-Backed Securities , 5%, TBA, 2/25/41 - 2/25/56 United States 26,460,000 26,546,476
j
Uniform Mortgage-Backed Securities , 5.5% , TBA, 2/25/56 ..... United States 112,840,000 114,427,293
j
Uniform Mortgage-Backed Securities , 6% , TBA, 2/25/56 ...... United States 36,000,000 36,868,884
j
Uniform Mortgage-Backed Securities , 6.5% , TBA, 2/25/56 ..... United States 49,000,000 50,749,454
400,831,006
Government National Mortgage Association (GNMA) Fixed Rate 5.5%
GNMA II, 30 Year , 3%, 6/20/50 - 4/20/52 .................. United States 851,476 767,795
GNMA II, 30 Year , 5.5%, 7/20/53 ........................ United States 779,895 799,804
j
GNMA II, Single-family, 30 Year , 2%, 2/15/56 ............... United States 12,500,000 10,399,192
j
GNMA II, Single-family, 30 Year , 2.5%, 2/15/56 ............. United States 19,500,000 16,893,415
GNMA II, Single-family, 30 Year , 3%, 7/20/50 - 1/20/54 ....... United States 4,884,023 4,421,002
GNMA II, Single-family, 30 Year , 3.5%, 10/20/49 - 11/20/49 .... United States 67,427 61,096
j
GNMA II, Single-family, 30 Year , 3.5%, 2/15/56 ............. United States 6,960,000 6,377,178
GNMA II, Single-family, 30 Year , 4%, 6/20/49 - 1/20/51 ....... United States 3,800,826 3,643,715
j
GNMA II, Single-family, 30 Year , 4%, 2/15/56 ............... United States 1,000,000 945,794
GNMA II, Single-family, 30 Year , 4.5%, 11/20/54 - 12/20/54 .... United States 5,688,013 5,563,872
j
GNMA II, Single-family, 30 Year , 4.5%, 2/15/56 ............. United States 1,000,000 976,681
GNMA II, Single-family, 30 Year , 5%, 5/20/49 - 8/20/53 ....... United States 813,869 820,360
j
GNMA II, Single-family, 30 Year , 5%, 2/15/56 ............... United States 8,500,000 8,499,971
GNMA II, Single-family, 30 Year , 5.5%, 5/20/49 - 7/20/53 ...... United States 1,303,077 1,331,961
j
GNMA II, Single-family, 30 Year , 5.5%, 2/15/56 ............. United States 13,420,000 13,568,682
GNMA II, Single-family, 30 Year , 6%, 2/20/53 - 7/20/54 ....... United States 3,934,872 4,090,042
GNMA II, Single-family, 30 Year , 6.5%, 9/20/53 - 11/20/53 ..... United States 2,280,729 2,387,599
81,548,159
Total Mortgage-Backed Securities (Cost $ 504,603,675 ) .........................
506,591,902
Residential Mortgage-Backed Securities 5.6%
Financial Services 5.6%
b
A&D Mortgage Trust ,
2023-NQM2 , A1 , 144A, 6.132% , 5/25/68 ................ United States 775,448 776,455
2023-NQM3 , A1 , 144A, 6.733% , 7/25/68 ................ United States 1,113,866 1,122,975
2023-NQM5 , A1 , 144A, 7.049% , 11/25/68 ............... United States 3,297,913 3,340,071
2024-NQM3 , A1 , 144A, 6.451% , 7/25/69 ................ United States 2,945,262 2,993,234
h
Alternative Loan Trust , 2006-OA7 , 1A1 , FRN , 3.087% , 6/25/46 . United States 309,102 288,264

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Core Bond Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
b
Angel Oak Mortgage Trust , 2024-9 , A1 , 144A, 5.138% , 9/25/69 . United States 654,740 $ 658,006
b ,h
Arroyo Mortgage Trust , 2019-1 , A3 , 144A, FRN , 4.208% , 1/25/49 United States 85,558 84,272
b
BRAVO Residential Funding Trust ,
2023-NQM5 , A1 , 144A, 6.505% , 6/25/63 ................ United States 536,948 540,011
2023-NQM6 , A1 , 144A, 6.602% , 9/25/63 ................ United States 588,703 593,032
2024-NQM2 , A1 , 144A, 6.285% , 2/25/64 ................ United States 1,363,125 1,377,718
2024-NQM3 , A1 , 144A, 6.191% , 3/25/64 ................ United States 1,742,917 1,765,652
2024-NQM5 , A1 , 144A, 5.803% , 6/25/64 ................ United States 669,217 677,982
b
CAFL Issuer LP , 2025-RRTL1 , A1 , 144A, 5.684% , 5/28/40 ..... United States 425,000 428,860
b ,g
Chase Home Lending Mortgage Trust ,
2024-10 , A11 , 144A, FRN , 4.947% , ( 30-day SOFR Average +
1.25% ), 10/25/55 .................................. United States 3,229,854 3,245,027
2025-10 , A11 , 144A, FRN , 4.997% , ( 30-day SOFR Average +
1.3% ), 7/25/56 .................................... United States 554,359 557,053
2025-3 , A11 , 144A, FRN , 4.997% , ( 30-day SOFR Average +
1.3% ), 2/25/56 .................................... United States 758,894 762,516
2025-7 , A11 , 144A, FRN , 5.097% , ( 30-day SOFR Average +
1.4% ), 5/25/56 .................................... United States 475,265 478,072
2026-1 , A11 , 144A, FRN , 4.786% , ( 30-day SOFR Average +
1.1% ), 5/25/56 .................................... United States 4,487,000 4,498,169
b ,h
CIM Trust , 2023-R4 , A1 , 144A, FRN , 5% , 5/25/62 ........... United States 371,202 371,951
b ,g
Citigroup Mortgage Loan Trust , 2025-4 , A28 , 144A, FRN , 4.997% ,
( 30-day SOFR Average + 1.3% ), 10/25/55 ............... United States 824,325 828,193
b
Cross Mortgage Trust ,
2024-H1 , A1 , 144A, 6.085% , 12/25/68 .................. United States 2,977,661 3,006,540
2024-H4 , A1 , 144A, 6.147% , 7/25/69 ................... United States 2,673,123 2,712,565
2024-H5 , A1 , 144A, 5.854% , 8/26/69 ................... United States 726,626 735,628
b ,g
EFMT , 2025-NQM4 , A1F , 144A, FRN , 4.897% , ( 30-day SOFR
Average + 1.2% ), 9/25/70 ............................ United States 1,294,204 1,296,434
g
FHLMC STACR Debt Notes , 2017-DNA3 , M2B , FRN , 6.312% ,
( 30-day SOFR Average + 2.614% ), 3/25/30 .............. United States 289,634 295,270
b ,g
FHLMC STACR REMIC Trust ,
2021-DNA5 , M2 , 144A, FRN , 5.347% , ( 30-day SOFR Average
+ 1.65% ), 1/25/34 ................................. United States 84,090 84,415
2021-DNA6 , M2 , 144A, FRN , 5.197% , ( 30-day SOFR Average
+ 1.5% ), 10/25/41 ................................. United States 581,220 583,351
2021-DNA7 , M1 , 144A, FRN , 4.547% , ( 30-day SOFR Average
+ 0.85% ), 11/25/41 ................................. United States 53,960 53,931
2021-DNA7 , M2 , 144A, FRN , 5.497% , ( 30-day SOFR Average
+ 1.8% ), 11/25/41 .................................. United States 4,286,351 4,320,735
2022-DNA2 , M1A , 144A, FRN , 4.997% , ( 30-day SOFR Average
+ 1.3% ), 2/25/42 .................................. United States 32,807 32,850
2022-DNA3 , M1B , 144A, FRN , 6.597% , ( 30-day SOFR Average
+ 2.9% ), 4/25/42 .................................. United States 16,000 16,373
2022-DNA5 , M1A , 144A, FRN , 6.647% , ( 30-day SOFR Average
+ 2.95% ), 6/25/42 ................................. United States 180,473 183,429
2022-DNA6 , M1A , 144A, FRN , 5.847% , ( 30-day SOFR Average
+ 2.15% ), 9/25/42 ................................. United States 228,271 229,269
2022-DNA6 , M1B , 144A, FRN , 7.397% , ( 30-day SOFR Average
+ 3.7% ), 9/25/42 .................................. United States 42,000 43,752
2022-HQA1 , M1A , 144A, FRN , 5.797% , ( 30-day SOFR Average
+ 2.1% ), 3/25/42 .................................. United States 2,061 2,066
2023-DNA1 , M1A , 144A, FRN , 5.797% , ( 30-day SOFR Average
+ 2.1% ), 3/25/43 .................................. United States 292,060 295,651
2023-HQA2 , M1A , 144A, FRN , 5.697% , ( 30-day SOFR Average
+ 2% ), 6/25/43 .................................... United States 40,806 40,886
2023-HQA3 , A1 , 144A, FRN , 5.547% , ( 30-day SOFR Average +
1.85% ), 11/25/43 .................................. United States 178,055 179,559

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Core Bond Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
b,g
FHLMC STACR REMIC Trust, (continued)
2023-HQA3 , M1 , 144A, FRN , 5.547% , ( 30-day SOFR Average
+ 1.85% ), 11/25/43 ................................. United States 22,877 $ 22,981
2024-DNA1 , A1 , 144A, FRN , 5.047% , ( 30-day SOFR Average +
1.35% ), 2/25/44 ................................... United States 195,306 196,303
2024-DNA2 , A1 , 144A, FRN , 4.947% , ( 30-day SOFR Average +
1.25% ), 5/25/44 ................................... United States 175,082 175,880
2024-DNA2 , M2 , 144A, FRN , 5.397% , ( 30-day SOFR Average
+ 1.7% ), 5/25/44 .................................. United States 38,000 38,234
2025-DNA1 , A1 , 144A, FRN , 4.647% , ( 30-day SOFR Average +
0.95% ), 1/25/45 ................................... United States 363,800 364,438
2025-DNA2 , A1 , 144A, FRN , 4.797% , ( 30-day SOFR Average +
1.1% ), 5/25/45 .................................... United States 324,100 324,987
2025-DNA3 , M1 , 144A, FRN , 4.797% , ( 30-day SOFR Average
+ 1.1% ), 9/25/45 .................................. United States 1,582,674 1,586,260
2025-DNA4 , M1 , 144A, FRN , 4.797% , ( 30-day SOFR Average
+ 1.1% ), 10/25/45 ................................. United States 1,027,488 1,030,541
b ,g
FHLMC STACR Trust , 2019-HQA2 , M2 , 144A, FRN , 5.862% , ( 30-
day SOFR Average + 2.164% ), 4/25/49 ................. United States 3,129 3,178
g
FNMA Connecticut Avenue Securities Trust ,
2016-C01 , 1M2 , FRN , 10.562% , ( 30-day SOFR Average +
6.864% ), 8/25/28 .................................. United States 1,324 1,330
2016-C01 , 2M2 , FRN , 10.762% , ( 30-day SOFR Average +
7.064% ), 8/25/28 .................................. United States 3,674 3,691
2016-C02 , 1M2 , FRN , 9.812% , ( 30-day SOFR Average +
6.114% ), 9/25/28 .................................. United States 3,283 3,300
2016-C03 , 2M2 , FRN , 9.712% , ( 30-day SOFR Average +
6.014% ), 10/25/28 ................................. United States 15,273 15,371
2016-C07 , 2M2 , FRN , 8.162% , ( 30-day SOFR Average +
4.464% ), 5/25/29 .................................. United States 245,366 250,690
2017-C02 , 2M2C , FRN , 7.462% , ( 30-day SOFR Average +
3.764% ), 9/25/29 .................................. United States 114,271 116,663
2017-C06 , 2M2C , FRN , 6.612% , ( 30-day SOFR Average +
2.914% ), 2/25/30 .................................. United States 44,897 45,576
2017-C07 , 2M2 , FRN , 6.312% , ( 30-day SOFR Average +
2.614% ), 5/25/30 .................................. United States 11,640 11,882
2018-C02 , 2M2 , FRN , 6.012% , ( 30-day SOFR Average +
2.314% ), 8/25/30 .................................. United States 30,225 30,657
b
2021-R01 , 1M2 , 144A, FRN , 5.247% , ( 30-day SOFR Average +
1.55% ), 10/25/41 .................................. United States 38,351 38,525
b
2021-R03 , 1M2 , 144A, FRN , 5.347% , ( 30-day SOFR Average +
1.65% ), 12/25/41 .................................. United States 590,000 593,864
b
2022-R03 , 1M2 , 144A, FRN , 7.197% , ( 30-day SOFR Average +
3.5% ), 3/25/42 .................................... United States 390,000 401,078
b
2022-R04 , 1M2 , 144A, FRN , 6.797% , ( 30-day SOFR Average +
3.1% ), 3/25/42 .................................... United States 390,000 399,174
b
2022-R05 , 2M1 , 144A, FRN , 5.597% , ( 30-day SOFR Average +
1.9% ), 4/25/42 .................................... United States 183,945 184,185
b
2022-R09 , 2M1 , 144A, FRN , 6.197% , ( 30-day SOFR Average +
2.5% ), 9/25/42 .................................... United States 39,044 39,479
b
2023-R01 , 1M1 , 144A, FRN , 6.097% , ( 30-day SOFR Average +
2.4% ), 12/25/42 ................................... United States 121,795 124,243
b
2023-R02 , 1M1 , 144A, FRN , 5.997% , ( 30-day SOFR Average +
2.3% ), 1/25/43 .................................... United States 252,780 258,310
b
2023-R03 , 2M1 , 144A, FRN , 6.197% , ( 30-day SOFR Average +
2.5% ), 4/25/43 .................................... United States 1,398,560 1,412,773
b
2023-R06 , 1M1 , 144A, FRN , 5.397% , ( 30-day SOFR Average +
1.7% ), 7/25/43 .................................... United States 197,145 197,984

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Core Bond Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
g
FNMA Connecticut Avenue Securities Trust, (continued)
b
2023-R07 , 2M1 , 144A, FRN , 5.647% , ( 30-day SOFR Average +
1.95% ), 9/25/43 ................................... United States 33,282 $ 33,422
b
2024-R02 , 1M1 , 144A, FRN , 4.797% , ( 30-day SOFR Average +
1.1% ), 2/25/44 .................................... United States 7,492 7,503
b
2024-R03 , 2M1 , 144A, FRN , 4.847% , ( 30-day SOFR Average +
1.15% ), 3/25/44 ................................... United States 40,120 40,177
b
2024-R04 , 1M1 , 144A, FRN , 4.797% , ( 30-day SOFR Average +
1.1% ), 5/25/44 .................................... United States 86,980 87,032
b
2024-R05 , 2M1 , 144A, FRN , 4.697% , ( 30-day SOFR Average +
1% ), 7/25/44 ..................................... United States 10,438 10,440
b
2024-R06 , 1A1 , 144A, FRN , 4.847% , ( 30-day SOFR Average +
1.15% ), 9/25/44 ................................... United States 142,024 142,442
b
2025-R01 , 1A1 , 144A, FRN , 4.647% , ( 30-day SOFR Average +
0.95% ), 1/25/45 ................................... United States 346,464 346,834
b
2025-R01 , 1M1 , 144A, FRN , 4.797% , ( 30-day SOFR Average +
1.1% ), 1/25/45 .................................... United States 252,977 253,562
b
2025-R02 , 1A1 , 144A, FRN , 4.697% , ( 30-day SOFR Average +
1% ), 2/25/45 ..................................... United States 510,170 510,850
b
2025-R02 , 1M1 , 144A, FRN , 4.847% , ( 30-day SOFR Average +
1.15% ), 2/25/45 ................................... United States 883,821 885,098
b
2025-R03 , 2A1 , 144A, FRN , 5.147% , ( 30-day SOFR Average +
1.45% ), 3/25/45 ................................... United States 802,392 807,253
b
2025-R04 , 1A1 , 144A, FRN , 4.697% , ( 30-day SOFR Average +
1% ), 5/25/45 ..................................... United States 473,168 473,838
b
2025-R04 , 1M1 , 144A, FRN , 4.897% , ( 30-day SOFR Average +
1.2% ), 5/25/45 .................................... United States 1,117,908 1,120,498
b
2025-R06 , 1A1 , 144A, FRN , 4.597% , ( 30-day SOFR Average +
0.9% ), 9/25/45 .................................... United States 1,484,341 1,485,668
b
GCAT Trust , 2020-NQM2 , A3 , 144A, 3.935% , 4/25/65 ........ United States 244,015 239,919
b
HOMES Trust , 2024-NQM1 , A1 , 144A, 5.915% , 7/25/69 ...... United States 2,344,386 2,374,670
b
J.P. Morgan Mortgage Trust ,
g
2024-10 , A11 , 144A, FRN , 4.947% , ( 30-day SOFR Average +
1.25% ), 3/25/55 ................................... United States 1,597,054 1,604,646
2024-VIS2 , A1 , 144A, 5.853% , 11/25/64 ................. United States 347,321 351,585
g
2025-1 , A11 , 144A, FRN , 4.947% , ( 30-day SOFR Average +
1.25% ), 6/25/55 ................................... United States 936,702 941,174
b ,h
LHOME Mortgage Trust , 2025-RTL2 , A1 , 144A, FRN , 5.612% ,
4/25/40 ......................................... United States 670,000 676,930
b
MFA Trust , 2023-INV2 , A1 , 144A, 6.775% , 10/25/58 ......... United States 886,666 894,611
b
Mill City Mortgage Loan Trust ,
2023-NQM1 , A1 , 144A, 6.05% , 10/25/67 ................ United States 293,891 293,559
2023-NQM2 , A1 , 144A, 6.24% , 12/25/67 ................ United States 444,920 444,893
b ,g
Morgan Stanley Residential Mortgage Loan Trust , 2024-3 , AF ,
144A, FRN , 5.047% , ( 30-day SOFR Average + 1.35% ), 7/25/54 United States 2,033,596 2,040,426
b
OBX Trust ,
2023-NQM7 , A1 , 144A, 6.844% , 4/25/63 ................ United States 317,549 320,756
g
2025-J2 , AF , 144A, FRN , 4.997% , ( 30-day SOFR Average +
1.3% ), 9/25/55 .................................... United States 709,097 712,487
g
2025-NQM14 , A1F , 144A, FRN , 4.897% , ( 30-day SOFR
Average + 1.2% ), 7/25/65 ............................ United States 930,211 931,814
b ,h
Onity Loan Investment Trust , 2025-HB1 , A , 144A, FRN , 3% ,
6/25/38 ......................................... United States 144,710 142,568
b
PRKCM Trust , 2023-AFC2 , A1 , 144A, 6.482% , 6/25/58 ....... United States 1,031,580 1,033,342
b
PRPM Trust , 2024-NQM2 , A1 , 144A, 6.327% , 6/25/69 ........ United States 312,031 316,987
b ,g
Radian Mortgage Capital Trust , 2025-J3 , A25 , 144A, FRN ,
5.197% , ( 30-day SOFR Average + 1.5% ), 12/25/55 ........ United States 1,042,735 1,049,670

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Core Bond Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
g
RALI Trust , 2006-QO5 , 1A1 , FRN , 4.217% , ( 1-month SOFR +
0.544% ), 5/25/46 .................................. United States 543,306 $ 492,287
b ,h
Residential Mortgage Loan Trust , 2020-2 , A3 , 144A, FRN ,
2.911% , 5/25/60 ................................... United States 381,000 374,301
b ,g
Station Place Securitization Trust ,
2025-1 , A , 144A, FRN , 4.573% , ( 1-month SOFR + 0.9% ),
7/23/26 ......................................... United States 3,921,000 3,968,863
2025-3 , A , 144A, FRN , 4.573% , ( 1-month SOFR + 0.9% ),
9/23/26 ......................................... United States 4,030,000 4,043,758
2025-7 , A , 144A, FRN , 4.573% , ( 1-month SOFR + 0.9% ),
11/24/26 ........................................ United States 4,495,000 4,506,094
b
Verus Securitization Trust ,
2023-6 , A1 , 144A, 6.665% , 9/25/68 .................... United States 553,808 558,841
2023-INV2 , A1 , 144A, 6.443% , 8/25/68 ................. United States 1,719,208 1,728,375
2024-2 , A1 , 144A, 6.095% , 2/25/69 .................... United States 192,182 194,254
2024-5 , A1 , 144A, 6.192% , 6/25/69 .................... United States 447,304 454,182
84,267,403
a a a a a a
Total Residential Mortgage-Backed Securities (Cost $ 83,784,724 ) ...............
84,267,403
Agency Commercial Mortgage-Backed Securities 1.5%
Financial Services 1.5%
g
FHLMC ,
413 , F23 , FRN , 4.747% , ( 30-day SOFR Average + 1.05% ),
5/25/54 ......................................... United States 2,448,876 2,463,951
5391 , FC , FRN , 4.797% , ( 30-day SOFR Average + 1.1% ),
3/25/54 ......................................... United States 958,541 966,487
5471 , FD , FRN , 4.547% , ( 30-day SOFR Average + 0.85% ),
11/25/54 ........................................ United States 1,141,107 1,144,666
h ,i
FHLMC, Multi-family Structured Pass-Through Certificates , K743 ,
X1 , IO, FRN , 0.904% , 5/25/28 ........................ United States 10,046,947 184,526
g
FNMA ,
2024-89 , FA , FRN , 4.897% , ( 30-day SOFR Average + 1.2% ),
12/25/54 ........................................ United States 4,124,794 4,161,008
2024-93 , FD , FRN , 4.747% , ( 30-day SOFR Average + 1.05% ),
12/25/54 ........................................ United States 3,040,942 3,059,494
2024-98 , FA , FRN , 4.847% , ( 30-day SOFR Average + 1.15% ),
12/25/53 ........................................ United States 2,292,022 2,310,018
2025-41 , FA , FRN , 4.847% , ( 30-day SOFR Average + 1.15% ),
6/25/54 ......................................... United States 2,790,216 2,811,868
GNMA ,
h,i
2020-190 , IO, FRN , 1.051% , 11/16/62 .................. United States 5,256,200 401,140
h,i
2021-17 , IO, FRN , 1.053% , 1/16/61 .................... United States 5,613,997 440,374
g
2024-78 , QF , FRN , 4.803% , ( 30-day SOFR Average + 1.1% ),
5/20/54 ......................................... United States 4,240,696 4,277,262
22,220,794
a a a a a a
Total Agency Commercial Mortgage-Backed Securities (Cost $ 21,890,157 ) .......
22,220,794

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Core Bond Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Municipal Bonds 0.0%
†
California 0.0%
†
County of Fresno , Revenue , 2004 A , NATL Insured , 4.62%,
8/15/32 ......................................... United States 965,000 $ 718,433
Total Municipal Bonds (Cost $ 719,002 ) .......................................
718,433
Total Long Term Investments (Cost $ 1,786,274,889 ) ...........................
1,790,142,626
a
Short Term Investments 7.5%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Commercial Papers 4.9%
b ,k
Alimentation Couche-Tard, Inc. , 144A, 5 .77% , 2/02/26 ........ Canada 2,725,000 2,724,126
b ,k
AutoNation, Inc. , 144A, 6 .03% , 2/02/26 ................... United States 8,415,000 8,412,181
b ,k
AvalonBay Communities, Inc. ,
144A, 4 .19% , 2/10/26 ................................ United States 2,640,000 2,636,929
144A, 5 .67% , 2/02/26 ................................ United States 4,085,000 4,083,714
144A, 5 .05% , 2/03/26 ................................ United States 3,410,000 3,408,567
144A, 4 .56% , 2/05/26 ................................ United States 3,305,000 3,302,910
13,432,120
b ,k
Boston Properties LP , 144A, 4 .03% , 3/04/26 ............... United States 2,685,000 2,675,423
b ,k
Conagra Brands, Inc. , 144A, 5 .89% , 2/02/26 ............... United States 8,325,000 8,322,275
b ,k
ERAC USA Finance LLC ,
144A, 4 .12% , 2/19/26 ................................ United States 2,250,000 2,245,116
144A, 4 .12% , 2/20/26 ................................ United States 5,950,000 5,936,412
8,181,528
b ,k
Extra Space Storage LP , 144A, 3 .97% , 3/12/26 ............. United States 2,525,000 2,513,903
b ,k
Intercontinental Exchange, Inc. , 144A, 4 .12% , 2/13/26 ........ United States 3,040,000 3,035,486
k
Macquarie Group Ltd. , 3 .97% , 3/19/26 ................... Australia 2,640,000 2,626,399
b ,k
Mid-America Apartments LP , 144A, 4 .16% , 2/11/26 .......... United States 3,465,000 3,460,601
b ,k
ONEOK, Inc. , 144A, 4 .23% , 2/09/26 ..................... United States 2,665,000 2,662,184
k
Penske Truck Leasing Co. LP , 4 .25% , 2/12/26 .............. United States 4,320,000 4,313,884
b ,k
Targa Resources Corp. ,
144A, 4 .21% , 2/11/26 ................................ United States 2,635,000 2,631,614
144A, 4 .51% , 2/06/26 ................................ United States 3,770,000 3,767,170
6,398,784
b ,k
UDR, Inc. ,
144A, 5 .02% , 2/03/26 ................................ United States 2,350,000 2,349,018
144A, 4 .14% , 2/11/26 ................................ United States 2,330,000 2,327,057
4,676,075
Total Commercial Papers (Cost $ 73,450,936 ) .................................
73,434,969

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Core Bond Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

See Abbreviations on page 53 .
Short Term Investments
(continued)
a a
Country Shares
a
Value
a a a a a a
Management Investment Companies 2.6%
a,l
Putnam Short Term Investment Fund , Class P , 3.863% ....... United States 38,543,850 $ 38,543,850
Total Management Investment Companies (Cost $ 38,543,850 ) ..................
38,543,850
Total Short Term Investments (Cost $ 111,994,786 ) .............................
111,978,819
a
Total Investments (Cost $ 1,898,269,675 ) 127.7% ..............................
$1,902,121,445
TBA Sale Commitments (4.1) % ..............................................
(60,386,544)
Other Assets, less Liabilities (23.6) % ........................................
(352,890,966)
Net Assets 100.0% .........................................................
$1,488,843,935
a a a
Principal
Amount
*
m
TBA Sale Commitments (4.1)%
Mortgage-Backed Securities (4.1)%
Federal National Mortgage Association (FNMA) Fixed Rate (3.6)%
Uniform Mortgage-Backed Securities ,
4.5% , TBA, 2/25/56 ................................ United States (19,500,000) (19,133,745)
5% , TBA, 2/25/56 .................................. United States (33,000,000) (33,046,224)
(52,179,969)
Government National Mortgage Association (GNMA) Fixed Rate (0.5)%
GNMA II, Single-family, 30 Year ,
6% , 2/15/56 ...................................... United States (6,000,000) (6,138,169)
6.5% , 2/15/56 .................................... United States (2,000,000) (2,068,406)
(8,206,575)
Total TBA Sale Commitments (Proceeds $ (60,416,081) ) ........................
$(60,386,544)
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
See Note
3
regarding investments in affiliated management investment companies.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At January 31, 2026, the aggregate value of these securities was $356,476,709, representing 23.9% of net assets.
c
Perpetual security with no stated maturity date.
d
The coupon rate shown represents the rate at period end.
e
A portion or all of the security purchased on a delayed delivery basis.
f
A portion or all of the security has been segregated as collateral for certain derivative contracts. At January 31, 2026, the value of this security pledged amounted to
$620,672, representing less than 0.1% of net assets.
g
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
h
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
i
Investment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.
j
Security purchased on a to-be-announced (TBA) basis.
k
The rate shown represents the yield at period end.
l
The rate shown is the annualized seven-day effective yield at period end.

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Core Bond Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

m
Security sold on a to-be-announced (TBA) basis resulting in a short position. As such, the Fund is not subject to fees and expenses associated with short sale transactions.

PUTNAM FUNDS TRUST
Schedule of Investments (unaudited), January 31, 2026
Putnam Short Duration Bond Fund
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Management Investment Companies 2.5%
Capital Markets 2.5%
a
Franklin Ultra Short Bond ETF .......................... United States 1,367,280 $ 34,311,892
Total Management Investment Companies (Cost $34,024,973) ..................
34,311,892
Principal
Amount
*
Corporate Bonds 53.5%
Aerospace & Defense 2.4%
b
BAE Systems plc , Senior Note , 144A, 5.125% , 3/26/29 ....... United Kingdom 3,760,000 3,873,322
Boeing Co. (The) ,
Senior Bond, 2.95%, 2/01/30 ......................... United States 448,000 425,459
Senior Note, 2.75%, 2/01/26 ......................... United States 10,330,000 10,330,000
Senior Note, 6.259%, 5/01/27 ........................ United States 858,000 880,177
Senior Note, 6.298%, 5/01/29 ........................ United States 9,354,000 9,938,406
General Electric Co. , Senior Note , 4.3% , 7/29/30 ............
United States 1,025,000 1,032,420
Howmet Aerospace, Inc. , Senior Note , 3% , 1/15/29 ..........
United States 2,599,000 2,528,625
Spirit AeroSystems, Inc. , Senior Bond , 4.6% , 6/15/28 ........
United States 3,175,000 3,197,545
32,205,954
Automobiles 0.9%
b
Hyundai Capital America ,
Senior Note, 144A, 5.3%, 1/08/29 ..................... United States 8,255,000 8,495,057
Senior Note, 144A, 6.5%, 1/16/29 ..................... United States 2,590,000 2,747,614
Senior Note, 144A, 5.35%, 3/19/29 .................... United States 1,288,000 1,327,818
Senior Note, 144A, 4.55%, 9/26/29 .................... United States 170,000 171,414
12,741,903
Banks 9.0%
b
ABN AMRO Bank NV , Senior Non-Preferred Note , 144A, 6.339%
to 9/17/26, FRN thereafter , 9/18/27 ..................... Netherlands 4,100,000 4,157,146
Banco Bilbao Vizcaya Argentaria SA , Senior Preferred Note ,
5.381% , 3/13/29 ................................... Spain 3,800,000 3,940,077
Banco Santander SA , Senior Non-Preferred Note , 1.722% to
9/13/26, FRN thereafter , 9/14/27 ...................... Spain 19,600,000 19,317,918
Bank of America Corp. ,
B, Junior Sub. Bond, 8.05%, 6/15/27 ................... United States 1,310,000 1,373,083
Senior Note, 6.204% to 11/09/27, FRN thereafter, 11/10/28 .. United States 8,601,000 8,926,532
b
Banque Federative du Credit Mutuel SA ,
Senior Preferred Note, 144A, 1.604%, 10/04/26 ........... France 5,000,000 4,925,297
Senior Preferred Note, 144A, 4.541%, 1/15/31 ........... France 1,075,000 1,072,803
Barclays plc ,
Senior Note, 6.496% to 9/12/26, FRN thereafter, 9/13/27 .... United Kingdom 2,300,000 2,333,263
Senior Note, 5.367% to 2/24/30, FRN thereafter, 2/25/31 .... United Kingdom 1,550,000 1,600,609
b
CaixaBank SA ,
Senior Non-Preferred Note, 144A, 4.634% to 7/02/28, FRN
thereafter, 7/03/29 ................................. Spain 2,960,000 2,991,823
Senior Non-Preferred Note, 144A, 5.673% to 3/14/29, FRN
thereafter, 3/15/30 ................................. Spain 1,295,000 1,346,206
Citibank NA , Senior Note , 4.914% , 5/29/30 ................
United States 3,470,000 3,561,853
Citigroup, Inc. ,
Senior Note, 4.503% to 9/10/30, FRN thereafter, 9/11/31 .... United States 3,710,000 3,714,189
Sub. Bond, 4.45%, 9/29/27 .......................... United States 10,945,000 11,018,010
b
Credit Agricole SA , Senior Non-Preferred Note , 144A, 5.335% to
1/09/29, FRN thereafter , 1/10/30 ...................... France 1,880,000 1,935,448
b
Danske Bank A/S , Senior Preferred Note , 144A, 1.549% to
9/09/26, FRN thereafter , 9/10/27 ...................... Denmark 2,111,000 2,080,231

PUTNAM FUNDS TRUST
Schedule of Investments (unaudited)
Putnam Short Duration Bond Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
b
Federation des Caisses Desjardins du Quebec , Senior Note ,
144A, 4.565% , 8/26/30 .............................. Canada 1,925,000 $ 1,937,076
Fifth Third Bancorp ,
Senior Note, 6.339% to 7/26/28, FRN thereafter, 7/27/29 .... United States 880,000 925,587
Senior Note, 4.895% to 9/05/29, FRN thereafter, 9/06/30 .... United States 2,000,000 2,035,120
First-Citizens Bank & Trust Co. , Sub. Bond , 6.125% , 3/09/28 ...
United States 6,917,000 7,160,546
ING Groep NV ,
Senior Note, 6.083% to 9/10/26, FRN thereafter, 9/11/27 .... Netherlands 4,000,000 4,049,349
Senior Note, 4.858% to 3/24/28, FRN thereafter, 3/25/29 .... Netherlands 1,900,000 1,930,722
JPMorgan Chase & Co. ,
Senior Bond, 3.54% to 4/30/27, FRN thereafter, 5/01/28 .... United States 6,250,000 6,218,370
Senior Note, 1.47% to 9/21/26, FRN thereafter, 9/22/27 ..... United States 3,250,000 3,199,024
Lloyds Banking Group plc , Senior Note , 4.818% to 6/12/28, FRN
thereafter , 6/13/29 ................................. United Kingdom 8,410,000 8,548,801
NatWest Group plc , Senior Note , 5.847% to 3/01/26, FRN
thereafter , 3/02/27 ................................. United Kingdom 1,765,000 1,767,441
b
NatWest Markets plc , Senior Note , 144A, 4.412% , 11/06/30 .... United Kingdom 2,375,000 2,372,495
PNC Bank NA , Sub. Bond , 4.05% , 7/26/28 ................
United States 6,300,000 6,302,697
Santander Holdings USA, Inc. , Senior Note , 2.49% to 1/05/27,
FRN thereafter , 1/06/28 ............................. United States 4,000,000 3,940,186
124,681,902
Biotechnology 0.4%
Amgen, Inc. , Senior Note , 5.15% , 3/02/28 .................
United States 4,720,000 4,832,319
Broadline Retail 0.1%
Amazon.com, Inc. , Senior Note , 4.1% , 11/20/30 ............
United States 900,000 900,403
Capital Markets 7.2%
Ares Capital Corp. ,
Senior Note, 2.15%, 7/15/26 ......................... United States 4,299,000 4,258,675
Senior Note, 7%, 1/15/27 ........................... United States 765,000 785,656
Senior Note, 2.875%, 6/15/27 ........................ United States 4,581,000 4,498,389
Bank of New York Mellon (The) , Senior Note , 4.729% to 4/19/28,
FRN thereafter , 4/20/29 ............................. United States 1,615,000 1,642,634
Blackstone Private Credit Fund , Senior Note , 3.25% , 3/15/27 ..
United States 1,482,000 1,459,784
Deutsche Bank AG ,
Senior Non-Preferred Note, 2.311% to 11/15/26, FRN thereafter,
11/16/27 ........................................ Germany 5,921,000 5,838,190
Goldman Sachs Group, Inc. (The) ,
Senior Note, 1.431% to 3/08/26, FRN thereafter, 3/09/27 .... United States 4,000,000 3,989,203
Senior Note, 1.948% to 10/20/26, FRN thereafter, 10/21/27 .. United States 15,000,000 14,777,989
Senior Note, 4.153% to 10/20/28, FRN thereafter, 10/21/29 .. United States 3,964,000 3,962,354
b
Jane Street Group / JSG Finance, Inc. , Senior Secured Note ,
144A, 4.5% , 11/15/29 ............................... United States 3,500,000 3,450,970
Jefferies Financial Group, Inc. , Senior Note , 4.5% , 9/15/26 ....
United States 2,015,000 2,020,846
LPL Holdings, Inc. ,
Senior Note, 6.75%, 11/17/28 ........................ United States 399,000 424,542
Senior Note, 5.2%, 3/15/30 .......................... United States 358,000 366,281
b
Senior Note, 144A, 4.625%, 11/15/27 .................. United States 2,000,000 1,991,824
b
Senior Note, 144A, 4%, 3/15/29 ...................... United States 510,000 503,088
Morgan Stanley ,
Senior Note, 4.21% to 4/19/27, FRN thereafter, 4/20/28 ..... United States 6,435,000 6,450,640
Senior Note, 5.123% to 1/31/28, FRN thereafter, 2/01/29 .... United States 2,445,000 2,494,816
Senior Note, 4.994% to 4/11/28, FRN thereafter, 4/12/29 .... United States 1,672,000 1,702,913

PUTNAM FUNDS TRUST
Schedule of Investments (unaudited)
Putnam Short Duration Bond Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Capital Markets (continued)
Morgan Stanley, (continued)
Senior Note, 4.493% to 1/15/31, FRN thereafter, 1/16/32 .... United States 800,000 $ 799,648
I, Senior Note, 4.133% to 10/17/28, FRN thereafter, 10/18/29 United States 1,420,000 1,419,181
Sub. Bond, 3.95%, 4/23/27 .......................... United States 10,000,000 10,000,224
b
MSCI, Inc. ,
Senior Bond, 144A, 4%, 11/15/29 ..................... United States 3,200,000 3,135,971
Senior Bond, 144A, 3.625%, 9/01/30 ................... United States 432,000 413,196
UBS AG , Senior Note , 1.25% , 8/07/26 ....................
Switzerland 887,000 876,057
UBS Group AG ,
Senior Note, 4.55%, 4/17/26 ......................... Switzerland 5,586,000 5,594,949
b
Senior Note, 144A, 1.305% to 2/01/26, FRN thereafter, 2/02/27 Switzerland 10,500,000 10,500,000
b
Senior Note, 144A, 5.428% to 2/07/29, FRN thereafter, 2/08/30 Switzerland 5,750,000 5,943,236
99,301,256
Chemicals 0.8%
Celanese US Holdings LLC , Senior Note , 1.4% , 8/05/26 ......
United States 10,693,000 10,532,801
Commercial Services & Supplies 0.1%
Republic Services, Inc. , Senior Note , 5% , 11/15/29 ..........
United States 900,000 929,887
Communications Equipment 0.2%
Motorola Solutions, Inc. ,
Senior Bond, 2.3%, 11/15/30 ......................... United States 1,106,000 1,004,146
Senior Note, 4.85%, 8/15/30 ......................... United States 1,284,000 1,310,553
2,314,699
Consumer Finance 3.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust ,
Senior Note, 2.45%, 10/29/26 ........................ Ireland 2,900,000 2,867,853
Senior Note, 6.1%, 1/15/27 .......................... Ireland 10,000,000 10,191,560
Senior Note, 4.125%, 2/28/29 ........................ Ireland 370,000 368,792
Ally Financial, Inc. , Senior Note , 4.75% , 6/09/27 ............
United States 2,715,000 2,738,473
b
Avolon Holdings Funding Ltd. ,
Senior Note, 144A, 5.75%, 11/15/29 ................... Ireland 5,414,000 5,627,253
Senior Note, 144A, 4.9%, 10/10/30 .................... Ireland 1,790,000 1,801,317
Capital One Financial Corp. ,
Senior Note, 4.493% to 9/10/30, FRN thereafter, 9/11/31 .... United States 3,555,000 3,532,469
Senior Note, 4.722% to 1/29/31, FRN thereafter, 1/30/32 .... United States 1,025,000 1,025,532
Ford Motor Credit Co. LLC , Senior Note , 5.8% , 3/05/27 .......
United States 8,280,000 8,398,292
General Motors Financial Co., Inc. ,
Senior Note, 1.5%, 6/10/26 .......................... United States 11,250,000 11,153,732
Senior Note, 4.2%, 10/27/28 ......................... United States 440,000 441,220
b
Macquarie Airfinance Holdings Ltd. , Senior Note , 144A, 5.15% ,
3/17/30 ......................................... United Kingdom 932,000 944,592
49,091,085
Consumer Staples Distribution & Retail 0.4%
b
7-Eleven, Inc. , Senior Note , 144A, 1.3% , 2/10/28 ............ United States 4,302,000 4,073,198
Walmart, Inc. , Senior Note , 4.35% , 4/28/30 ................
United States 1,285,000 1,306,098
5,379,296
Containers & Packaging 1.4%
AptarGroup, Inc. , Senior Note , 4.75% , 3/30/31 .............
United States 850,000 855,583

PUTNAM FUNDS TRUST
Schedule of Investments (unaudited)
Putnam Short Duration Bond Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Containers & Packaging (continued)
Berry Global, Inc. ,
Senior Secured Note, 1.65%, 1/15/27 .................. United States 10,380,000 $ 10,158,833
Senior Secured Note, 5.5%, 4/15/28 ................... United States 870,000 897,023
b
Senior Secured Note, 144A, 4.875%, 7/15/26 ............ United States 3,000 3,002
b
Graphic Packaging International LLC , Senior Secured Note ,
144A, 1.512% , 4/15/26 .............................. United States 7,461,000 7,412,329
19,326,770
Diversified REITs 0.7%
VICI Properties LP , Senior Note , 4.75% , 2/15/28 ............
United States 2,339,000 2,363,134
b
VICI Properties LP / VICI Note Co., Inc. ,
Senior Note, 144A, 4.5%, 9/01/26 ..................... United States 1,410,000 1,411,266
Senior Note, 144A, 3.75%, 2/15/27 .................... United States 876,000 871,181
Senior Note, 144A, 4.5%, 1/15/28 ..................... United States 2,935,000 2,944,663
Senior Note, 144A, 3.875%, 2/15/29 ................... United States 1,365,000 1,342,508
8,932,752
Diversified Telecommunication Services 0.8%
b
CCO Holdings LLC / CCO Holdings Capital Corp. ,
Senior Bond, 144A, 5.125%, 5/01/27 ................... United States 3,680,000 3,683,236
Senior Bond, 144A, 5%, 2/01/28 ...................... United States 3,675,000 3,656,512
b
Cipher Compute LLC , Senior Secured Note , 144A, 7.125% ,
11/15/30 ........................................ United States 3,070,000 3,167,199
Sprint Capital Corp. , Senior Bond , 6.875% , 11/15/28 .........
United States 1,484,000 1,592,412
12,099,359
Electric Utilities 2.5%
b
Enel Finance International NV , Senior Note , 144A, 4.125% ,
9/30/28 ......................................... Italy 745,000 745,163
Eversource Energy , Senior Note , 5.45% , 3/01/28 ............
United States 1,000,000 1,026,693
FirstEnergy Corp. , B , Senior Bond , 3.9% , 7/15/27 ...........
United States 3,500,000 3,492,920
NextEra Energy Capital Holdings, Inc. ,
Senior Note, 4.685%, 9/01/27 ........................ United States 755,000 763,864
Senior Note, 5.05%, 3/15/30 ......................... United States 2,540,000 2,619,813
Pacific Gas and Electric Co. ,
Senior Note, 3%, 6/15/28 ........................... United States 8,686,000 8,454,224
Senior Note, 6.1%, 1/15/29 .......................... United States 785,000 823,704
b
Palomino Funding Trust I , Senior Secured Note , 144A, 7.233% ,
5/17/28 ......................................... United States 1,320,000 1,396,124
Southern Co. (The) ,
Senior Bond, 3.25%, 7/01/26 ......................... United States 4,950,000 4,940,640
Senior Note, 5.5%, 3/15/29 .......................... United States 1,960,000 2,036,193
b
Vistra Operations Co. LLC ,
Senior Secured Note, 144A, 5.05%, 12/30/26 ............ United States 4,250,000 4,290,426
Senior Secured Note, 144A, 4.3%, 10/15/28 ............. United States 2,105,000 2,106,187
Senior Secured Note, 144A, 4.7%, 1/31/31 .............. United States 875,000 874,185
Wisconsin Electric Power Co. , Senior Note , 4.15% , 10/15/30 ...
United States 1,120,000 1,116,696
34,686,832
Electrical Equipment 0.4%
Regal Rexnord Corp. , Senior Note , 6.05% , 4/15/28 ..........
United States 2,460,000 2,550,590
b
Vertiv Group Corp. , Senior Secured Note , 144A, 4.125% ,
11/15/28 ........................................ United States 2,796,000 2,755,249
5,305,839

PUTNAM FUNDS TRUST
Schedule of Investments (unaudited)
Putnam Short Duration Bond Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Electronic Equipment, Instruments & Components 0.1%
Amphenol Corp. , Senior Note , 3.9% , 11/15/28 ..............
United States 985,000 $ 984,959
Entertainment 0.4%
b
Netflix, Inc. , Senior Bond , 144A, 5.375% , 11/15/29 .......... United States 5,659,000 5,899,111
Financial Services 1.1%
Block, Inc. , Senior Note , 2.75% , 6/01/26 ..................
United States 10,575,000 10,517,871
Corebridge Financial, Inc. , Senior Note , 3.65% , 4/05/27 .......
United States 4,715,000 4,695,554
b
Nationwide Building Society , Senior Non-Preferred Note , 144A,
4.649% to 7/13/28, FRN thereafter , 7/14/29 .............. United Kingdom 890,000 899,595
16,113,020
Food Products 1.5%
Bunge Ltd. Finance Corp. , Senior Note , 3.2% , 4/21/31 .......
United States 472,000 444,653
JBS NV / JBS USA Foods Group Holdings, Inc. / JBS USA Food
Co. Holdings , Senior Note , 3% , 2/02/29 ................. United States 1,660,000 1,607,263
b
JDE Peet's NV , Senior Note , 144A, 1.375% , 1/15/27 ......... Netherlands 680,000 663,010
Kellanova , B , Senior Bond , 7.45% , 4/01/31 ................
United States 300,000 344,284
b
Mars, Inc. ,
Senior Note, 144A, 4.6%, 3/01/28 ..................... United States 1,620,000 1,641,862
Senior Note, 144A, 4.8%, 3/01/30 ..................... United States 6,470,000 6,612,341
Senior Note, 144A, 4.65%, 4/20/31 .................... United States 157,000 160,255
b
Mondelez International Holdings Netherlands BV , Senior Note ,
144A, 1.25% , 9/24/26 ............................... United States 10,000,000 9,828,721
21,302,389
Ground Transportation 0.9%
b
Ashtead Capital, Inc. , Senior Note , 144A, 1.5% , 8/12/26 ...... United Kingdom 9,275,000 9,137,428
b
SMBC Aviation Capital Finance DAC , Senior Note , 144A, 5.3% ,
4/03/29 ......................................... Ireland 3,195,000 3,282,268
12,419,696
Health Care Equipment & Supplies 0.4%
GE HealthCare Technologies, Inc. ,
Senior Note, 4.15%, 12/15/28 ........................ United States 735,000 737,407
Senior Note, 4.8%, 8/14/29 .......................... United States 610,000 622,566
b
Medline Borrower LP , Senior Secured Note , 144A, 3.875% ,
4/01/29 ......................................... United States 4,650,000 4,550,049
5,910,022
Health Care Providers & Services 1.1%
CVS Health Corp. ,
Senior Bond, 1.875%, 2/28/31 ........................ United States 510,000 449,261
Senior Note, 5.4%, 6/01/29 .......................... United States 7,750,000 8,026,629
HCA, Inc. , Senior Note , 5.2% , 6/01/28 ....................
United States 4,800,000 4,918,662
Icon Investments Six DAC ,
Senior Secured Note, 5.809%, 5/08/27 ................. United States 1,267,000 1,291,145
Senior Secured Note, 5.849%, 5/08/29 ................. United States 543,000 566,445
15,252,142
Hotels, Restaurants & Leisure 1.3%
b
Carnival Corp. ,
Senior Note, 144A, 5.125%, 5/01/29 ................... United States 1,905,000 1,928,223
Senior Note, 144A, 5.75%, 3/15/30 .................... United States 184,000 189,561
Senior Secured Note, 144A, 4%, 8/01/28 ................ United States 8,243,000 8,161,831

PUTNAM FUNDS TRUST
Schedule of Investments (unaudited)
Putnam Short Duration Bond Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Hotels, Restaurants & Leisure (continued)
Hyatt Hotels Corp. ,
Senior Note, 5.75%, 1/30/27 ......................... United States 3,362,000 $ 3,415,126
Senior Note, 5.05%, 3/30/28 ......................... United States 2,055,000 2,094,471
Las Vegas Sands Corp. , Senior Note , 3.5% , 8/18/26 .........
United States 1,763,000 1,755,371
b
Royal Caribbean Cruises Ltd. , Senior Note , 144A, 5.5% , 8/31/26 United States 1,185,000 1,186,266
18,730,849
Household Durables 0.6%
DR Horton, Inc. , Senior Note , 1.3% , 10/15/26 ..............
United States 5,320,000 5,229,400
Toll Brothers Finance Corp. ,
Senior Bond, 4.35%, 2/15/28 ......................... United States 287,000 288,574
Senior Bond, 3.8%, 11/01/29 ......................... United States 2,140,000 2,111,941
7,629,915
Independent Power and Renewable Electricity Producers 0.7%
b
Alexander Funding Trust II , Senior Secured Note , 144A, 7.467% ,
7/31/28 ......................................... United States 2,165,000 2,305,928
Constellation Energy Generation LLC ,
Senior Note, 5.6%, 3/01/28 .......................... United States 3,000,000 3,093,849
Senior Note, 4.4%, 1/15/31 .......................... United States 575,000 573,811
Southern Power Co. , A , Senior Note , 4.25% , 10/01/30 ........
United States 650,000 648,609
b,c
Vistra Corp. , Junior Sub. Bond , 144A, 8% to 10/14/26, FRN
thereafter , Perpetual ............................... United States 2,050,000 2,089,139
8,711,336
Insurance 2.0%
b
AEGON Funding Co. LLC , Senior Note , 144A, 5.5% , 4/16/27 .. Netherlands 2,580,000 2,618,405
Arthur J Gallagher & Co. , Senior Note , 4.85% , 12/15/29 ......
United States 660,000 675,507
b
Athene Global Funding , Secured Note , 144A, 1.73% , 10/02/26 . United States 12,044,000 11,868,050
Brown & Brown, Inc. , Senior Note , 4.7% , 6/23/28 ...........
United States 2,885,000 2,924,346
b
CNO Global Funding ,
Secured Note, 144A, 1.75%, 10/07/26 .................. United States 3,340,000 3,289,774
Secured Note, 144A, 2.65%, 1/06/29 ................... United States 403,000 385,539
Secured Note, 144A, 4.95%, 9/09/29 ................... United States 500,000 508,578
F&G Annuities & Life, Inc. , Senior Note , 6.5% , 6/04/29 .......
United States 2,230,000 2,318,448
Willis North America, Inc. , Senior Note , 4.65% , 6/15/27 .......
United States 2,635,000 2,656,265
27,244,912
Interactive Media & Services 0.3%
Alphabet, Inc. , Senior Note , 4.1% , 11/15/30 ................
United States 2,005,000 2,007,192
Meta Platforms, Inc. , Senior Note , 4.2% , 11/15/30 ...........
United States 3,045,000 3,040,437
5,047,629
Leisure Products 0.1%
Brunswick Corp. , Senior Bond , 2.4% , 8/18/31 ..............
United States 2,248,000 1,982,738
Life Sciences Tools & Services 0.1%
Illumina, Inc. , Senior Note , 4.65% , 9/09/26 ................
United States 1,067,000 1,069,840
Media 0.2%
Charter Communications Operating LLC / Charter
Communications Operating Capital Corp. , Senior Secured Note ,
2.25% , 1/15/29 ................................... United States 1,000,000 939,489

PUTNAM FUNDS TRUST
Schedule of Investments (unaudited)
Putnam Short Duration Bond Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Media (continued)
Paramount Global ,
Senior Bond, 4.2%, 6/01/29 .......................... United States 700,000 $ 681,349
Senior Note, 3.7%, 6/01/28 .......................... United States 794,000 773,963
2,394,801
Metals & Mining 0.5%
b
Glencore Funding LLC ,
Senior Note, 144A, 1.625%, 4/27/26 ................... Australia 2,500,000 2,485,685
Senior Note, 144A, 5.4%, 5/08/28 ..................... Australia 1,429,000 1,469,043
Senior Note, 144A, 6.125%, 10/06/28 .................. Australia 2,500,000 2,621,036
6,575,764
Multi-Utilities 0.3%
Dominion Energy, Inc. , Senior Note , 4.6% , 5/15/28 ..........
United States 2,575,000 2,608,319
Southern Co. Gas Capital Corp. , A , Senior Note , 4.05% , 9/15/28
United States 725,000 725,831
3,334,150
Oil, Gas & Consumable Fuels 2.7%
Boardwalk Pipelines LP , Senior Bond , 5.95% , 6/01/26 ........
United States 3,805,000 3,811,959
Canadian Natural Resources Ltd. , Senior Note , 5% , 12/15/29 ..
Canada 2,389,000 2,454,864
Cheniere Energy Partners LP , Senior Note , 4.5% , 10/01/29 ....
United States 5,380,000 5,402,705
Coterra Energy Operating Co. , Senior Bond , 3.9% , 5/15/27 ....
United States 3,874,000 3,807,499
Diamondback Energy, Inc. , Senior Note , 5.15% , 1/30/30 ......
United States 2,195,000 2,257,749
Enbridge, Inc. , Senior Note , 1.6% , 10/04/26 ...............
Canada 1,900,000 1,870,408
Energy Transfer LP ,
Senior Note, 6.05%, 12/01/26 ........................ United States 5,000,000 5,080,163
Senior Note, 5.25%, 7/01/29 ......................... United States 960,000 989,783
Senior Note, 5.2%, 4/01/30 .......................... United States 430,000 443,810
ONEOK, Inc. , Senior Note , 5.65% , 11/01/28 ...............
United States 3,000,000 3,116,450
South Bow USA Infrastructure Holdings LLC ,
Senior Note, 4.911%, 9/01/27 ........................ Canada 1,500,000 1,516,477
Senior Note, 5.026%, 10/01/29 ....................... Canada 920,000 934,351
b
Venture Global Calcasieu Pass LLC , Senior Secured Note , 144A,
6.25% , 1/15/30 ................................... United States 3,275,000 3,357,900
Viper Energy Partners LLC , Senior Note , 4.9% , 8/01/30 .......
United States 1,029,000 1,042,557
36,086,675
Paper & Forest Products 0.7%
b
Georgia-Pacific LLC ,
Senior Note, 144A, 0.95%, 5/15/26 .................... United States 8,790,000 8,719,430
Senior Note, 144A, 4.4%, 6/30/28 ..................... United States 920,000 929,994
9,649,424
Passenger Airlines 0.3%
b
AS Mileage Plan IP Ltd. , Senior Secured Note , 144A, 5.021% ,
10/20/29 ........................................ United States 2,065,000 2,089,097
b
United Airlines, Inc. , Senior Secured Note , 144A, 4.625% , 4/15/29 United States 835,000 834,623
2,923,720
Personal Care Products 0.3%
Haleon US Capital LLC , Senior Note , 3.375% , 3/24/27 .......
United States 4,040,000 4,015,073

PUTNAM FUNDS TRUST
Schedule of Investments (unaudited)
Putnam Short Duration Bond Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Pharmaceuticals 0.6%
Novartis Capital Corp. , Senior Note , 4.1% , 11/05/30 .........
United States 2,910,000 $ 2,910,831
Royalty Pharma plc ,
Senior Note, 5.15%, 9/02/29 ......................... United States 3,000,000 3,090,425
Senior Note, 4.45%, 3/25/31 ......................... United States 2,140,000 2,137,129
8,138,385
Professional Services 0.1%
Paychex, Inc. , Senior Note , 5.1% , 4/15/30 .................
United States 2,010,000 2,068,484
Semiconductors & Semiconductor Equipment 0.9%
Broadcom, Inc. ,
Senior Note, 5.05%, 7/12/29 ......................... United States 885,000 911,935
Senior Note, 4.6%, 7/15/30 .......................... United States 2,820,000 2,860,210
Senior Note, 4.2%, 10/15/30 ......................... United States 1,810,000 1,805,175
b
Foundry JV Holdco LLC ,
Senior Secured Note, 144A, 5.9%, 1/25/30 .............. United States 2,105,000 2,207,716
Senior Secured Note, 144A, 5.5%, 1/25/31 .............. United States 1,180,000 1,222,788
Senior Secured Note, 144A, 6.15%, 1/25/32 ............. United States 664,000 707,501
Marvell Technology, Inc. ,
Senior Note, 5.75%, 2/15/29 ......................... United States 1,750,000 1,824,365
Senior Note, 4.75%, 7/15/30 ......................... United States 365,000 369,755
11,909,445
Software 1.2%
Oracle Corp. ,
Senior Note, 1.65%, 3/25/26 ......................... United States 3,400,000 3,388,093
Senior Note, 4.45%, 9/26/30 ......................... United States 825,000 805,610
Synopsys, Inc. ,
Senior Note, 4.55%, 4/01/27 ......................... United States 2,475,000 2,493,136
Senior Note, 4.65%, 4/01/28 ......................... United States 1,115,000 1,129,473
VMware LLC , Senior Note , 1.4% , 8/15/26 .................
United States 8,989,000 8,872,681
16,688,993
Specialized REITs 0.7%
American Tower Corp. ,
Senior Note, 2.75%, 1/15/27 ......................... United States 4,403,000 4,355,853
Senior Note, 4.9%, 3/15/30 .......................... United States 665,000 679,567
Crown Castle, Inc. , Senior Note , 4.9% , 9/01/29 .............
United States 3,585,000 3,648,942
Equinix, Inc. , Senior Note , 2.9% , 11/18/26 .................
United States 718,000 712,199
9,396,561
Specialty Retail 0.5%
b
Dick's Sporting Goods, Inc. , Senior Note , 144A, 4% , 10/01/29 .. United States 6,695,000 6,603,323
Technology Hardware, Storage & Peripherals 0.4%
Hewlett Packard Enterprise Co. , Senior Note , 4.55% , 10/15/29 .
United States 5,700,000 5,742,959
Textiles, Apparel & Luxury Goods 0.1%
Tapestry, Inc. , Senior Note , 5.1% , 3/11/30 .................
United States 1,635,000 1,677,383
Tobacco 1.1%
BAT Capital Corp. ,
Senior Bond, 4.906%, 4/02/30 ........................ United Kingdom 5,460,000 5,570,862
Senior Note, 6.343%, 8/02/30 ........................ United Kingdom 1,275,000 1,378,409

PUTNAM FUNDS TRUST
Schedule of Investments (unaudited)
Putnam Short Duration Bond Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Tobacco (continued)
Philip Morris International, Inc. ,
Senior Note, 4.625%, 11/01/29 ....................... United States 815,000 $ 829,618
Senior Note, 5.125%, 2/15/30 ........................ United States 3,897,000 4,023,990
Senior Note, 4.375%, 4/30/30 ........................ United States 2,970,000 2,988,549
14,791,428
Trading Companies & Distributors 0.5%
Air Lease Corp. , Senior Note , 5.3% , 6/25/26 ...............
United States 3,426,000 3,442,141
b
Aircastle Ltd. , Senior Note , 144A, 6.5% , 7/18/28 ............ United States 2,805,000 2,948,835
b
Aviation Capital Group LLC , Senior Note , 144A, 5.375% , 7/15/29 United States 1,860,000 1,912,030
8,303,006
Wireless Telecommunication Services 0.9%
Rogers Communications, Inc. , Senior Note , 5% , 2/15/29 ......
Canada 4,205,000 4,291,810
T-Mobile USA, Inc. , Senior Note , 1.5% , 2/15/26 .............
United States 8,000,000 7,991,047
12,282,857
Total Corporate Bonds (Cost $727,910,845) ...................................
734,144,046
Foreign Government and Agency Securities 0.3%
b
Electricite de France SA ,
Senior Note, 144A, 5.7%, 5/23/28 ..................... France 3,500,000 3,619,900
Senior Note, 144A, 5.65%, 4/22/29 ..................... France 430,000 448,904
Total Foreign Government and Agency Securities (Cost $3,977,005) .............
4,068,804
U.S. Government and Agency Securities 5.2%
U.S. Treasury Notes ,
3.875%, 5/31/27 .................................. United States 70,500,000 70,811,191
d
0.625%, 11/30/27 ................................. United States 113,000 107,255
Total U.S. Government and Agency Securities (Cost $70,485,310) ...............
70,918,446
Asset-Backed Securities 8.2%
Automobiles 0.2%
Volkswagen Auto Loan Enhanced Trust ,
2023-1, A3, 5.02%, 6/20/28 .......................... United States 323,777 325,663
2025-1, A2A, 4.51%, 1/20/28 ......................... United States 2,637,808 2,644,069
2,969,732
a a a a a a
Consumer Finance 1.8%
Capital One Prime Auto Receivables Trust ,
2024-1, A2A, 4.61%, 10/15/27 ........................ United States 459,734 460,278
2025-1, A3, 3.85%, 7/15/30 .......................... United States 439,000 439,479
GM Financial Consumer Automobile Receivables Trust , 2023-1 ,
A3 , 4.66% , 2/16/28 . ................................ United States 686,992 688,808
Harley-Davidson Motorcycle Trust , 2025-A , A3 , 4.67% , 4/15/30 .
United States 4,230,000 4,280,657
Hyundai Auto Receivables Trust ,
2023-B, A3, 5.48%, 4/17/28 .......................... United States 3,137,389 3,158,601
2024-C, A3, 4.41%, 5/15/29 .......................... United States 1,132,000 1,140,916
2025-B, A3, 4.36%, 12/17/29 ......................... United States 1,675,000 1,692,758
e
2025-C, A2B, FRN, 4.057%, (30-day SOFR Average + 0.35%),
7/17/28 ......................................... United States 5,595,000 5,599,954
Nissan Auto Receivables Owner Trust , 2025-A , A3 , 4.49% ,
12/17/29 . ........................................ United States 1,900,000 1,923,605

PUTNAM FUNDS TRUST
Schedule of Investments (unaudited)
Putnam Short Duration Bond Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Consumer Finance (continued)
Toyota Auto Receivables Owner Trust ,
2023-B, A3, 4.71%, 2/15/28 .......................... United States 787,488 $ 790,518
2024-A, A3, 4.83%, 10/16/28 ......................... United States 4,406,568 4,435,818
2026-A, A3, 3.86%, 9/16/30 .......................... United States 1,035,000 1,036,936
25,648,328
a a a a a a
Financial Services 6.2%
b,e
AIMCO CLO 17 Ltd. , 2022-17A , A1R , 144A, FRN , 5.019% ,
( 3-month SOFR + 1.35% ), 7/20/37 . .................... Jersey 1,500,000 1,505,320
b,e
Allegro CLO XII Ltd. , 2020-1A , A1R , 144A, FRN , 5.11% , ( 3-month
SOFR + 1.44% ), 7/21/37 . ............................ United States 410,000 411,435
b,e
Angel Oak Mortgage Trust , 2025-HB1 , A1 , 144A, FRN , 5.497% ,
( 30-day SOFR Average + 1.8% ), 2/25/55 . ................ United States 725,750 731,297
b,e
Bain Capital Credit CLO Ltd. , 2022-2A , A1R , 144A, FRN , 4.819% ,
( 3-month SOFR + 1.15% ), 4/22/35 . .................... United States 1,650,000 1,651,648
b,e
BDS Ltd. , 2021-FL10 , A , 144A, FRN , 5.14% , ( 1-month SOFR +
1.464% ), 12/16/36 . ................................. United States 745,759 746,772
b,e
Birch Grove CLO 8 Ltd. , 2024-8A , A1 , 144A, FRN , 5.298% ,
( 3-month SOFR + 1.63% ), 4/20/37 . .................... Jersey 1,500,000 1,506,919
b,e
Black Diamond CLO Ltd. , 2021-1A , A1AR , 144A, FRN , 4.919% ,
( 3-month SOFR + 1.25% ), 11/22/34 . .................... United States 854,000 855,205
b
BofA Auto Trust , 2024-1A , A3 , 144A, 5.35% , 11/15/28 . ........ United States 1,165,322 1,175,575
b,e
BRAVO Residential Funding Trust , 2025-HE1 , A1 , 144A, FRN ,
5.047% , ( 30-day SOFR Average + 1.35% ), 9/25/72 . ........ United States 1,540,242 1,544,727
Carmax Auto Owner Trust , 2025-2 , A2A , 4.59% , 7/17/28 . .....
United States 1,145,625 1,149,314
CarMax Auto Owner Trust ,
2026-1, A2A, 3.87%, 4/16/29 ......................... United States 924,000 924,871
2026-1, A3, 4.04%, 3/17/31 .......................... United States 739,000 742,229
b,e
Cathedral Lake VIII Ltd. , 2021-8A , A1R , 144A, FRN , 4.798% ,
( 3-month SOFR + 1.13% ), 1/20/35 . .................... United States 3,790,000 3,793,873
b
Chase Auto Owner Trust , 2025-1A , A3 , 144A, 4.29% , 6/25/30 . .. United States 2,664,000 2,688,952
b,e
CIFC Funding Ltd. ,
2020-1A, A1R, 144A, FRN, 5.084%, (3-month SOFR +
1.412%), 7/15/36 .................................. United States 3,320,000 3,324,119
2021-7A, AR, 144A, FRN, 4.761%, (3-month SOFR + 1.09%),
1/23/35 ......................................... United States 5,785,000 5,794,531
b
Citizens Auto Receivables Trust , 2024-1 , A3 , 144A, 5.11% ,
4/17/28 . ......................................... United States 5,330,921 5,358,756
b
Corporate One Auto Receivables Trust , 2026-1A , A2 , 144A,
4.13% , 9/15/28 . ................................... United States 1,319,000 1,319,285
b,e
Elevation CLO Ltd. , 2018-10A , AR , 144A, FRN , 4.588% , ( 3-month
SOFR + 0.92% ), 10/20/31 . ........................... United States 3,128 3,128
b,e
Elmwood CLO I Ltd. ,
f
2019-1A, A1R3, 144A, FRN, Zero Cpn., (3-month SOFR +
1.12%), 4/20/37 ................................... United States 1,250,000 1,250,312
2019-1A, A1RR, 144A, FRN, 5.188%, (3-month SOFR +
1.52%), 4/20/37 ................................... United States 1,250,000 1,250,875
b,e
Elmwood CLO III Ltd. , 2019-3A , A1RR , 144A, FRN , 5.048% ,
( 3-month SOFR + 1.38% ), 7/18/37 . .................... United States 1,750,000 1,756,182
b
FIGRE Trust , 2025-FL1 , A1 , 144A, 5.265% , 7/25/55 . ......... United States 640,440 644,667
e
First Franklin Mortgage Loan Trust , 2006-FF15 , A5 , FRN ,
3.947% , ( 1-month SOFR + 0.274% ), 11/25/36 . ............ United States 28,995 30,829
Ford Credit Auto Owner Trust ,
2024-A, A3, 5.09%, 12/15/28 ......................... United States 3,133,969 3,162,507
2024-B, A3, 5.1%, 4/15/29 ........................... United States 1,741,000 1,762,331

PUTNAM FUNDS TRUST
Schedule of Investments (unaudited)
Putnam Short Duration Bond Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
b,e
FS Rialto , 2021-FL3 , A , 144A, FRN , 5.042% , ( 1-month SOFR +
1.364% ), 11/16/36 . ................................. United States 1,241,180 $ 1,241,265
b
GM Financial Revolving Receivables Trust , 2024-1 , A , 144A,
4.98% , 12/11/36 . .................................. United States 3,817,000 3,931,402
b,e
GoldenTree Loan Management US CLO 9 Ltd. , 2021-9A , AR ,
144A, FRN , 5.168% , ( 3-month SOFR + 1.5% ), 4/20/37 . ..... United States 1,250,000 1,255,303
e
GSAA Home Equity Trust , 2006-8 , 2A2 , FRN , 4.147% , ( 1-month
SOFR + 0.474% ), 5/25/36 . ........................... United States 460,712 94,088
Honda Auto Receivables Owner Trust ,
2024-1, A3, 5.21%, 8/15/28 .......................... United States 4,169,225 4,205,090
2025-4, A2A, 4.04%, 6/15/28 ......................... United States 1,275,000 1,278,462
b
J.P. Morgan Mortgage Trust ,
e
2023-HE2, A1, 144A, FRN, 5.402%, (30-day SOFR Average +
1.7%), 3/20/54 .................................... United States 882,634 886,546
2024-CES1, A1A, 144A, 5.919%, 6/25/54 ................ United States 569,258 575,244
b,e
KKR CLO 43 Ltd. , 2022-43A , A1R , 144A, FRN , 5.422% , ( 3-month
SOFR + 1.75% ), 1/15/36 . ............................ Jersey 2,100,000 2,107,321
b,e,f
Madison Park Funding L Ltd. , 2021-50A , AR , 144A, FRN , Zero
Cpn., ( 3-month SOFR + 0.97% ), 4/19/34 . ................ United States 2,100,000 2,100,525
b,e
Madison Park Funding XXX Ltd. , 2018-30A , A1R , 144A, FRN ,
5.031% , ( 3-month SOFR + 1.36% ), 7/16/37 . .............. United States 1,840,000 1,846,514
b,e
Nassau Ltd. , 2020-1A , A1R , 144A, FRN , 5.224% , ( 3-month SOFR
+ 1.552% ), 1/15/35 . ................................ United States 1,624,658 1,627,313
b,e
Neuberger Berman Loan Advisers CLO 25 Ltd. , 2017-25A , AR2 ,
144A, FRN , 5.068% , ( 3-month SOFR + 1.4% ), 7/18/38 . ..... United States 2,000,000 2,007,973
b,e
Oaktree CLO Ltd. ,
2019-4A, ARR, 144A, FRN, 5.178%, (3-month SOFR + 1.51%),
7/20/37 ......................................... United States 1,250,000 1,255,513
2021-1A, A1R, 144A, FRN, 5.022%, (3-month SOFR + 1.35%),
1/15/38 ......................................... United States 1,270,000 1,276,031
b
OCCU Auto Receivables Trust , 2025-1A , A3 , 144A, 4.81% ,
11/15/29 . ........................................ United States 1,124,000 1,133,699
e
Park Place Securities, Inc. , 2004-WCW2 , M3 , FRN , 4.837% ,
( 1-month SOFR + 1.164% ), 10/25/34 . .................. United States 42,320 42,057
b
PK Alift Loan Funding 7 LP , 2025-2 , A , 144A, 4.75% , 3/15/43 . .. United States 678,684 679,991
b,e
PRMI Securitization Trust , 2024-CMG1 , A1 , 144A, FRN , 5.25% ,
( 30-day SOFR Average + 1.45% ), 7/25/54 . ............... United States 2,182,704 2,189,221
b,e
Prodigy Finance DAC , 2021-1A , A , 144A, FRN , 5.037% , ( 1-month
SOFR + 1.364% ), 7/25/51 . ........................... Ireland 166,268 166,010
b,e
Signal Peak CLO 5 Ltd. , 2018-5A , A1R , 144A, FRN , 5.218% ,
( 3-month SOFR + 1.55% ), 4/25/37 . .................... United States 1,500,000 1,506,334
b,e
Sound Point CLO XXXII Ltd. , 2021-4A , A , 144A, FRN , 5.08% ,
( 3-month SOFR + 1.412% ), 10/25/34 . .................. United States 1,250,000 1,250,000
b,e
Symphony CLO XXIII Ltd. , 2020-23A , AR2 , 144A, FRN , 4.572% ,
( 3-month SOFR + 0.9% ), 1/15/34 . ..................... United States 1,491,661 1,492,405
b,e
Towd Point Mortgage Trust , 2025-HE1 , A1A , 144A, FRN , 5.047% ,
( 30-day SOFR Average + 1.35% ), 7/25/65 . ............... United States 649,011 651,864
b,e
Voya CLO Ltd. , 2019-3A , AR , 144A, FRN , 5.009% , ( 3-month
SOFR + 1.342% ), 10/17/32 . .......................... United States 916,419 919,475
b,e
Wise CLO Ltd. ,
2023-2A, A, 144A, FRN, 5.472%, (3-month SOFR + 1.8%),
1/15/37 ......................................... United States 1,500,000 1,507,761

PUTNAM FUNDS TRUST
Schedule of Investments (unaudited)
Putnam Short Duration Bond Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
b,e
Wise CLO Ltd., (continued)
2024-2A, A, 144A, FRN, 5.132%, (3-month SOFR + 1.46%),
7/15/37 ......................................... United States 1,250,000 $ 1,254,900
83,567,966
a a a a a a
Total Asset-Backed Securities (Cost $111,872,535) ............................
112,186,026
Commercial Mortgage-Backed Securities 3.1%
Financial Services 3.1%
BANK ,
g,h
2017-BNK8, XA, IO, FRN, 0.704%, 11/15/50 ............. United States 24,974,744 218,806
g,h
2017-BNK9, XA, IO, FRN, 0.706%, 11/15/54 ............. United States 43,152,260 453,725
2019-BN18, A2, 3.474%, 5/15/62 ...................... United States 1,085,000 1,061,644
Barclays Commercial Mortgage Trust , 2019-C3 , A2 , 3.438% ,
5/15/52 ......................................... United States 507,312 501,212
Benchmark Mortgage Trust , 2019-B13 , A2 , 2.889% , 8/15/57 ...
United States 2,165,901 2,095,454
b,h
BX Trust , 2025-ARIA , B , 144A, FRN , 5.177% , 12/13/42 ....... United States 1,464,000 1,483,733
g,h
CD Mortgage Trust ,
2016-CD1, XA, IO, FRN, 1.33%, 8/10/49 ................ United States 6,835,691 8,557
2017-CD6, XA, IO, FRN, 0.875%, 11/13/50 .............. United States 14,301,323 157,711
h
CFCRE Commercial Mortgage Trust ,
b
2011-C2, D, 144A, FRN, 5.08%, 12/15/47 ............... United States 51,738 51,090
g
2016-C4, XA, IO, FRN, 1.337%, 5/10/58 ................. United States 9,340,436 3,497
h
CGMS Commercial Mortgage Trust , 2017-B1 , AS , FRN , 3.711% ,
8/15/50 ......................................... United States 1,324,000 1,301,138
Citigroup Commercial Mortgage Trust ,
2016-C3, A4, 3.154%, 11/15/49 ....................... United States 1,968,000 1,951,173
2020-GC46, A2, 2.708%, 2/15/53 ...................... United States 891,485 856,712
COMM Mortgage Trust ,
2014-CR16, B, 4.582%, 4/10/47 ....................... United States 290,791 285,847
h
2014-CR17, C, FRN, 4.866%, 5/10/47 .................. United States 1,040,000 990,480
CSAIL Commercial Mortgage Trust ,
2016-C6, AS, 3.346%, 1/15/49 ........................ United States 1,876,000 1,864,669
g,h
2018-CX12, XA, IO, FRN, 0.546%, 8/15/51 .............. United States 163,663,837 1,844,541
2019-C18, A2, 2.845%, 12/15/52 ...................... United States 1,086,143 1,062,200
g,h
CSMC Trust , 2016-NXSR , XA , IO, FRN , 0.604% , 12/15/49 .... United States 46,221,402 99,723
b,h
DBUBS Mortgage Trust , 2011-LC3A , D , 144A, FRN , 5.382% ,
8/10/44 ......................................... United States 2,820,690 2,758,987
g,h
GS Mortgage Securities Trust , 2014-GC24 , XA , IO, FRN , 0.356% ,
9/10/47 ......................................... United States 5,541,925 94
b,h
J.P. Morgan Chase Commercial Mortgage Securities Trust ,
2011-C3, B, 144A, FRN, 5.013%, 2/15/46 ................ United States 695,843 683,261
2012-C6, E, 144A, FRN, 4.964%, 5/15/45 ............... United States 532,000 526,041
2012-LC9, D, 144A, FRN, 3.608%, 12/15/47 ............. United States 173,000 166,264
h
JPMBB Commercial Mortgage Securities Trust ,
2013-C12, C, FRN, 3.981%, 7/15/45 ................... United States 1,322,197 1,293,274
2014-C23, B, FRN, 4.536%, 9/15/47 ................... United States 1,513,000 1,488,607
h
Morgan Stanley Bank of America Merrill Lynch Trust ,
b
2012-C5, E, 144A, FRN, 4.68%, 8/15/45 ................ United States 1,856,704 1,822,914
2013-C10, B, FRN, 3.952%, 7/15/46 ................... United States 1,167,075 1,115,205
b,g
2013-C7, XB, IO, 144A, FRN, 0.116%, 2/15/46 ............ United States 1,173,342 9
2013-C9, C, FRN, 3.706%, 5/15/46 .................... United States 3,168,000 2,971,275
b
2013-C9, D, 144A, FRN, 3.794%, 5/15/46 ............... United States 1,481,000 1,372,271
g
2016-C32, XA, IO, FRN, 0.633%, 12/15/49 ............... United States 88,592,451 388,097
g
2017-C34, XA, IO, FRN, 0.761%, 11/15/52 ............... United States 218,153,172 2,092,765

PUTNAM FUNDS TRUST
Schedule of Investments (unaudited)
Putnam Short Duration Bond Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
g,h
Morgan Stanley Capital I Trust ,
2016-UB12, XA, IO, FRN, 0.639%, 12/15/49 ............. United States 23,669,980 $ 46,982
2018-H4, XA, IO, FRN, 0.807%, 12/15/51 ................ United States 57,161,310 1,102,282
2018-L1, XA, IO, FRN, 0.502%, 10/15/51 ................ United States 69,866,805 773,782
b
One Bryant Park Trust , 2019-OBP , A , 144A, 2.516% , 9/15/54 .. United States 1,949,000 1,817,321
g,h
UBS Commercial Mortgage Trust , 2017-C7 , XA , IO, FRN ,
0.964% , 12/15/50 .................................. United States 15,526,764 231,260
g,h
Wachovia Bank Commercial Mortgage Trust , 2006-C29 , IO, FRN ,
0.293% , 11/15/48 .................................. United States 7,182 10
Wells Fargo Commercial Mortgage Trust ,
b,h
2013-LC12, D, 144A, FRN, 3.79%, 7/15/46 .............. United States 763,000 520,755
g,h
2015-LC20, XB, IO, FRN, 0.683%, 4/15/50 ............... United States 1,244,938 28
g,h
2016-BNK1, XA, IO, FRN, 1.669%, 8/15/49 .............. United States 19,365,137 45,651
g,h
2016-C37, XA, IO, FRN, 0.791%, 12/15/49 ............... United States 4,465,113 12,954
g,h
2017-C41, XA, IO, FRN, 1.144%, 11/15/50 ............... United States 22,111,498 325,928
2017-RB1, A5, 3.635%, 3/15/50 ....................... United States 2,032,771 1,997,320
g,h
2018-C44, XA, IO, FRN, 0.712%, 5/15/51 ................ United States 66,113,135 849,759
g,h
2018-C48, XA, IO, FRN, 0.928%, 1/15/52 ................ United States 18,617,967 394,347
g,h
2019-C50, XA, IO, FRN, 1.412%, 5/15/52 ................ United States 14,929,913 504,921
h
WFRBS Commercial Mortgage Trust ,
b
2011-C4, D, 144A, FRN, 4.996%, 6/15/44 ............... United States 745,035 734,767
2012-C10, C, FRN, 4.31%, 12/15/45 ................... United States 267,000 227,684
g
2014-C22, XA, IO, FRN, 0.274%, 9/15/57 ................ United States 2,548,887 283
g
2014-C23, XA, IO, FRN, 0.068%, 10/15/57 ............... United States 5,867,802 6,838
42,563,848
a a a a a a
Total Commercial Mortgage-Backed Securities (Cost $44,237,793) ..............
42,563,848
Mortgage-Backed Securities 0.2%
Federal National Mortgage Association (FNMA) Fixed Rate 0.2%
FNMA, 2.73%, 9/01/29 ............................... United States 1,553,990 1,492,239
FNMA, 5.28%, 12/01/28 .............................. United States 1,308,000 1,353,983
2,846,222
Total Mortgage-Backed Securities (Cost $2,715,110) ...........................
2,846,222
Residential Mortgage-Backed Securities 6.3%
Financial Services 6.3%
b
A&D Mortgage Trust ,
2023-NQM4, A1, 144A, 7.472%, 9/25/68 ................ United States 4,292,382 4,350,542
2023-NQM5, A1, 144A, 7.049%, 11/25/68 ............... United States 2,102,987 2,129,870
b
Anchor Mortgage Trust , 2025-RTL1 , A1 , 144A, 5.718% , 5/25/40 United States 1,813,000 1,824,609
b
Angel Oak Mortgage Trust ,
h
2020-5, A3, 144A, FRN, 2.041%, 5/25/65 ................ United States 271,381 264,525
h
2021-5, A2, 144A, FRN, 1.208%, 7/25/66 ................ United States 2,691,139 2,370,798
2023-3, A1, 144A, 4.8%, 9/26/67 ...................... United States 669,853 669,277
2024-9, A1, 144A, 5.138%, 9/25/69 .................... United States 881,408 885,805
b,h
Arroyo Mortgage Trust ,
2019-1, A3, 144A, FRN, 4.208%, 1/25/49 ................ United States 280,676 276,456
2019-3, A3, 144A, FRN, 3.416%, 10/25/48 ............... United States 87,223 84,452
e
BankUnited Trust , 2005-1 , 1A1 , FRN , 4.387% , ( 1-month SOFR +
0.714% ), 9/25/45 .................................. United States 48,546 46,450
b,e
Bellemeade Re Ltd. , 2021-3A , B1 , 144A, FRN , 7.547% , ( 30-day
SOFR Average + 3.85% ), 9/25/31 ..................... United States 724,000 748,088
b
BRAVO Residential Funding Trust ,
h
2020-NQM1, A3, 144A, FRN, 2.406%, 5/25/60 ............ United States 80,309 79,306

PUTNAM FUNDS TRUST
Schedule of Investments (unaudited)
Putnam Short Duration Bond Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
b
BRAVO Residential Funding Trust, (continued)
2023-NQM8, A1, 144A, 6.394%, 10/25/63 ............... United States 268,968 $ 271,253
2024-NQM2, A1, 144A, 6.285%, 2/25/64 ................ United States 1,512,537 1,528,730
b,h
Bunker Hill Loan Depositary Trust , 2020-1 , A2 , 144A, FRN , 2.6% ,
2/25/55 ......................................... United States 3,434,232 3,402,677
b
CAFL Issuer LP , 2025-RRTL1 , A1 , 144A, 5.684% , 5/28/40 ..... United States 528,000 532,795
e
CHL Mortgage Pass-Through Trust , 2005-3 , 1A1 , FRN , 4.407% ,
( 1-month SOFR + 0.734% ), 4/25/35 .................... United States 56,682 53,388
h
Citigroup Mortgage Loan Trust, Inc. , 2005-2 , 1A2A , FRN , 5.808% ,
5/25/35 ......................................... United States 35,579 35,178
b
Cross Mortgage Trust ,
2024-H3, A1, 144A, 6.272%, 6/25/69 ................... United States 831,563 842,930
2024-H4, A1, 144A, 6.147%, 7/25/69 ................... United States 5,032,503 5,106,758
h
2025-H1, A1, 144A, FRN, 5.735%, 2/25/70 ............... United States 1,530,197 1,551,005
h
2025-H3, A1, 144A, FRN, 5.883%, 4/25/70 ............... United States 572,602 582,093
b,e
EFMT , 2025-NQM4 , A1F , 144A, FRN , 4.897% , ( 30-day SOFR
Average + 1.2% ), 9/25/70 ............................ United States 1,099,933 1,101,828
b,e
FHLMC STACR REMIC Trust ,
2021-DNA5, M2, 144A, FRN, 5.347%, (30-day SOFR Average
+ 1.65%), 1/25/34 ................................. United States 59,345 59,574
2021-DNA6, M2, 144A, FRN, 5.197%, (30-day SOFR Average
+ 1.5%), 10/25/41 ................................. United States 518,723 520,625
2021-DNA7, M2, 144A, FRN, 5.497%, (30-day SOFR Average
+ 1.8%), 11/25/41 .................................. United States 1,590,000 1,602,755
2022-DNA2, M1A, 144A, FRN, 4.997%, (30-day SOFR Average
+ 1.3%), 2/25/42 .................................. United States 16,609 16,631
2022-DNA3, M1B, 144A, FRN, 6.597%, ( 30-day SOFR Average
+ 2.9%), 4/25/42 .................................. United States 50,000 51,164
2022-DNA5, M1A, 144A, FRN, 6.647%, (30-day SOFR Average
+ 2.95%), 6/25/42 ................................. United States 891,914 906,522
2022-DNA6, M1A, 144A, FRN, 5.847%, (30-day SOFR Average
+ 2.15%), 9/25/42 ................................. United States 20,291 20,380
2022-DNA6, M1B, 144A, FRN, 7.397%, (30-day SOFR Average
+ 3.7%), 9/25/42 .................................. United States 46,000 47,919
2022-HQA1, M1A, 144A, FRN, 5.797%, (30-day SOFR Average
+ 2.1%), 3/25/42 .................................. United States 9,741 9,765
2023-DNA1, M1A, 144A, FRN, 5.797%, (30-day SOFR Average
+ 2.1%), 3/25/43 .................................. United States 241,755 244,728
2023-HQA2, M1A, 144A, FRN, 5.697%, (30-day SOFR Average
+ 2%), 6/25/43 .................................... United States 29,210 29,267
2023-HQA3, A1, 144A, FRN, 5.547%, ( 30-day SOFR Average +
1.85%), 11/25/43 .................................. United States 179,783 181,302
2023-HQA3, M1, 144A, FRN, 5.547%, (30-day SOFR Average
+ 1.85%), 11/25/43 ................................. United States 89,390 89,798
2024-DNA1, A1, 144A, FRN, 5.047%, (30-day SOFR Average +
1.35%), 2/25/44 ................................... United States 200,932 201,958
2024-DNA2, A1, 144A, FRN, 4.947%, (30-day SOFR Average +
1.25%), 5/25/44 ................................... United States 193,166 194,046
2024-DNA2, M2, 144A, FRN, 5.397%, (30-day SOFR Average
+ 1.7%), 5/25/44 .................................. United States 15,000 15,092
2025-DNA1, A1, 144A, FRN, 4.647%, (30-day SOFR Average +
0.95%), 1/25/45 ................................... United States 1,691,135 1,694,102
2025-DNA3, M1, 144A, FRN, 4.797%, (30-day SOFR Average
+ 1.1%), 9/25/45 .................................. United States 1,808,186 1,812,284
2025-DNA4, M1, 144A, FRN, 4.797%, (30-day SOFR Average
+ 1.1%), 10/25/45 ................................. United States 1,003,998 1,006,981
b,e
FHLMC STACR Trust , 2019-HQA2 , M2 , 144A, FRN , 5.862% , ( 30-
day SOFR Average + 2.164% ), 4/25/49 ................. United States 3,129 3,178

PUTNAM FUNDS TRUST
Schedule of Investments (unaudited)
Putnam Short Duration Bond Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
e
FNMA Connecticut Avenue Securities Trust ,
2016-C01, 1M2, FRN, 10.562%, (30-day SOFR Average +
6.864%), 8/25/28 .................................. United States 611 $ 614
2016-C01, 2M2, FRN, 10.762%, (30-day SOFR Average +
7.064%), 8/25/28 .................................. United States 10,674 10,725
2016-C03, 2M2, FRN, 9.712%, (30-day SOFR Average +
6.014%), 10/25/28 ................................. United States 31,403 31,605
2016-C07, 2M2, FRN, 8.162%, (30-day SOFR Average +
4.464%), 5/25/29 .................................. United States 490,349 500,989
2017-C06, 2M2, FRN, 6.612%, ( 30-day SOFR Average +
2.914%), 2/25/30 .................................. United States 609,944 625,939
2017-C06, 2M2C, FRN, 6.612%, (30-day SOFR Average +
2.914%), 2/25/30 .................................. United States 130,276 132,244
2018-C02, 2M2, FRN, 6.012%, (30-day SOFR Average +
2.314%), 8/25/30 .................................. United States 41,283 41,872
b
2021-R01, 1M2, 144A, FRN, 5.247%, (30-day SOFR Average +
1.55%), 10/25/41 .................................. United States 7,117 7,149
b
2021-R03, 1M1, 144A, FRN, 4.547%, (30-day SOFR Average +
0.85%), 12/25/41 .................................. United States 881 881
b
2021-R03, 1M2, 144A, FRN, 5.347%, (30-day SOFR Average +
1.65%), 12/25/41 .................................. United States 524,000 527,432
b
2022-R01, 1M1, 144A, FRN, 4.697%, (30-day SOFR Average +
1%), 12/25/41 .................................... United States 346,877 346,899
b
2022-R02, 2M2, 144A, FRN, 6.697%, ( 30-day SOFR Average +
3%), 1/25/42 ..................................... United States 2,389,179 2,429,725
b
2022-R03, 1M2, 144A, FRN, 7.197%, (30-day SOFR Average +
3.5%), 3/25/42 .................................... United States 241,000 247,845
b
2022-R04, 1M2, 144A, FRN, 6.797%, (30-day SOFR Average +
3.1%), 3/25/42 .................................... United States 230,000 235,410
b
2022-R09, 2M1, 144A, FRN, 6.197%, (30-day SOFR Average +
2.5%), 9/25/42 .................................... United States 1,175,887 1,188,974
b
2023-R01, 1M1, 144A, FRN, 6.097%, (30-day SOFR Average +
2.4%), 12/25/42 ................................... United States 68,866 70,249
b
2023-R02, 1M1, 144A, FRN, 5.997%, (30-day SOFR Average +
2.3%), 1/25/43 .................................... United States 135,671 138,639
b
2023-R06, 1M1, 144A, FRN, 5.397%, (30-day SOFR Average +
1.7%), 7/25/43 .................................... United States 55,884 56,122
b
2023-R07, 2M1, 144A, FRN, 5.647%, (30-day SOFR Average +
1.95%), 9/25/43 ................................... United States 33,605 33,746
b
2024-R02, 1M1, 144A, FRN, 4.797%, (30-day SOFR Average +
1.1%), 2/25/44 .................................... United States 9,195 9,208
b
2024-R03, 2M1, 144A, FRN, 4.847%, (30-day SOFR Average +
1.15%), 3/25/44 ................................... United States 46,807 46,874
b
2024-R04, 1M1, 144A, FRN, 4.797%, (30-day SOFR Average +
1.1%), 5/25/44 .................................... United States 61,321 61,358
b
2024-R05, 2M1, 144A, FRN, 4.697%, (30-day SOFR Average +
1%), 7/25/44 ..................................... United States 6,628 6,629
b
2024-R06, 1A1, 144A, FRN, 4.847%, (30-day SOFR Average +
1.15%), 9/25/44 ................................... United States 453,877 455,212
b
2025-R01, 1A1, 144A, FRN, 4.647%, (30-day SOFR Average +
0.95%), 1/25/45 ................................... United States 670,850 671,567
b
2025-R01, 1M1, 144A, FRN, 4.797%, ( 30-day SOFR Average +
1.1%), 1/25/45 .................................... United States 488,642 489,772
b
2025-R02, 1A1, 144A, FRN, 4.697%, (30-day SOFR Average +
1%), 2/25/45 ..................................... United States 549,341 550,072
b
2025-R02, 1M1, 144A, FRN, 4.847%, (30-day SOFR Average +
1.15%), 2/25/45 ................................... United States 951,884 953,259

PUTNAM FUNDS TRUST
Schedule of Investments (unaudited)
Putnam Short Duration Bond Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
e
FNMA Connecticut Avenue Securities Trust, (continued)
b
2025-R03, 2A1, 144A, FRN, 5.147%, (30-day SOFR Average +
1.45%), 3/25/45 ................................... United States 543,899 $ 547,194
b
2025-R04, 1A1, 144A, FRN, 4.697%, (30-day SOFR Average +
1%), 5/25/45 ..................................... United States 678,182 679,142
b
2025-R04, 1M1, 144A, FRN, 4.897%, (30-day SOFR Average +
1.2%), 5/25/45 .................................... United States 1,603,925 1,607,641
b
2025-R06, 1A1, 144A, FRN, 4.597%, (30-day SOFR Average +
0.9%), 9/25/45 .................................... United States 1,335,067 1,336,261
b,h
Galton Funding Mortgage Trust , 2020-H1 , A3 , 144A, FRN ,
2.617% , 1/25/60 ................................... United States 1,307,335 1,239,788
b
GCAT Trust , 2020-NQM2 , A3 , 144A, 3.935% , 4/25/65 ........ United States 644,275 633,459
b,h
GS Mortgage-Backed Securities Trust , 2020-NQM1 , A3 , 144A,
FRN , 2.352% , 9/27/60 .............................. United States 192,197 184,736
b,h
Imperial Fund Mortgage Trust , 2021-NQM1 , A3 , 144A, FRN ,
1.617% , 6/25/56 ................................... United States 1,257,083 1,137,972
b
J.P. Morgan Mortgage Trust ,
e
2024-10, A11, 144A, FRN, 4.947%, (30-day SOFR Average +
1.25%), 3/25/55 ................................... United States 796,383 800,169
2024-VIS2, A1, 144A, 5.853%, 11/25/64 ................. United States 1,024,760 1,037,341
b
Legacy Mortgage Asset Trust ,
2021-GS1, A1, 144A, 5.892%, 10/25/66 ................. United States 2,978,264 2,982,566
2021-GS3, A1, 144A, 5.75%, 7/25/61 ................... United States 1,427,890 1,429,812
2021-GS4, A1, 144A, 5.65%, 11/25/60 .................. United States 2,219,197 2,222,726
b,h
LHOME Mortgage Trust , 2025-RTL2 , A1 , 144A, FRN , 5.612% ,
4/25/40 ......................................... United States 829,000 837,575
b
MFA Trust ,
h
2020-NQM1, A3, 144A, FRN, 3.3%, 8/25/49 .............. United States 274,361 267,010
2025-NQM3, A1, 144A, 5.261%, 8/25/70 ................ United States 935,040 943,009
b,h
Morgan Stanley Resecuritization Trust , 2015-R4 , CB1 , 144A,
FRN , 4.096% , 8/26/47 .............................. United States 217,220 217,520
b
Morgan Stanley Residential Mortgage Loan Trust ,
e
2024-3, AF, 144A, FRN, 5.047%, ( 30-day SOFR Average +
1.35%), 7/25/54 ................................... United States 409,271 410,646
2024-NQM1, A1, 144A, 6.152%, 12/25/68 ............... United States 1,729,921 1,748,391
b
New Residential Mortgage Loan Trust ,
e
2018-4A, A1M, 144A, FRN, 4.687%, (1-month SOFR +
1.014%), 1/25/48 .................................. United States 104,695 103,560
h
2019-NQM4, A2, 144A, FRN, 2.644%, 9/25/59 ............ United States 383,832 371,791
h
2019-NQM4, A3, 144A, FRN, 2.797%, 9/25/59 ............ United States 977,501 946,864
b
OBX Trust ,
h
2018-EXP1, 1A3, 144A, FRN, 4%, 4/25/48 ............... United States 85,208 81,782
2024-NQM2, A1, 144A, 5.878%, 12/25/63 ............... United States 565,284 570,175
b,h
Onity Loan Investment Trust , 2024-HB2 , A , 144A, FRN , 5% ,
8/25/37 ......................................... United States 546,454 546,887
b,h
Residential Mortgage Loan Trust , 2021-1R , A1 , 144A, FRN ,
0.859% , 1/25/65 ................................... United States 63,686 61,994
b,e
Station Place Securitization Trust ,
2025-1, A, 144A, FRN, 4.573%, (1-month SOFR + 0.9%),
7/23/26 ......................................... United States 4,786,000 4,844,423
2025-3, A, 144A, FRN, 4.573%, (1-month SOFR + 0.9%),
9/23/26 ......................................... United States 4,920,000 4,936,796
2025-7, A, 144A, FRN, 4.573%, (1-month SOFR + 0.9%),
11/24/26 ........................................ United States 4,841,000 4,852,948
e
Structured Asset Mortgage Investments II Trust , 2007-AR7 , 1A1 ,
FRN , 4.637% , ( 1-month SOFR + 0.964% ), 5/25/47 ......... United States 357,996 297,244
b
Toorak Mortgage Trust , 2025-RRTL1 , A1 , 144A, 5.524% , 2/25/40 United States 630,000 634,600

PUTNAM FUNDS TRUST
Schedule of Investments (unaudited)
Putnam Short Duration Bond Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
b
Verus Securitization Trust , 2024-1 , A1 , 144A, 5.712% , 1/25/69 . United States 651,736 $ 656,350
86,486,266
a a a a a a
Total Residential Mortgage-Backed Securities (Cost $86,869,453) ...............
86,486,266
Agency Commercial Mortgage-Backed Securities 2.0%
Financial Services 2.0%
FHLMC ,
3539, PM, 4.5%, 5/15/37 ............................ United States 3,036 2,914
3724, CM, 5.5%, 6/15/37 ............................ United States 8,678 9,145
g,h
FHLMC, Multi-family Structured Pass-Through Certificates ,
K737, X1, IO, FRN, 0.605%, 10/25/26 .................. United States 57,666,944 169,708
K738, XAM, IO, FRN, 1.372%, 3/25/27 .................. United States 17,882,000 241,302
K739, XAM, IO, FRN, 1.567%, 9/25/27 .................. United States 36,816,638 728,855
FNMA ,
2010-81, AP, 2.5%, 7/25/40 .......................... United States 7,175 6,932
2011-60, PA, 4%, 10/25/39 ........................... United States 3,201 3,030
e
2024-89, FA, FRN, 4.897%, (30-day SOFR Average + 1.2%),
12/25/54 ........................................ United States 7,464,458 7,529,993
e
2024-98, FA, FRN, 4.847%, (30-day SOFR Average + 1.15%),
12/25/53 ........................................ United States 5,737,575 5,782,624
e
2025-41, FA, FRN, 4.847%, (30-day SOFR Average + 1.15%),
6/25/54 ......................................... United States 2,786,156 2,807,776
GNMA ,
2009-32, AB, 4%, 5/16/39 ........................... United States 3,123 3,104
g,h
2021-17, IO, FRN, 1.053%, 1/16/61 .................... United States 16,918,976 1,327,162
e
2024-78, QF, FRN, 4.803%, (30-day SOFR Average + 1.1%),
5/20/54 ......................................... United States 8,134,088 8,204,223
26,816,768
a a a a a a
Total Agency Commercial Mortgage-Backed Securities (Cost $26,518,525) .......
26,816,768
Total Long Term Investments (Cost $1,108,611,549) ...........................
1,114,342,318
a
Short Term Investments 17.6%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Commercial Papers 14.3%
b,i
Agree LP , 144A, 4.84% , 2/05/26 ........................ United States 4,370,000 4,367,062
b,i
Air Lease Corp. , 144A, 8.154% , 2/17/26 .................. United States 2,030,000 2,025,861
b,i
Alimentation Couche-Tard, Inc. , 144A, 5.77% , 2/02/26 ........ Canada 2,685,000 2,684,139
b,i
AutoNation, Inc. , 144A, 6.03% , 2/02/26 ................... United States 7,725,000 7,722,412
b,i
AvalonBay Communities, Inc. ,
144A, 4.19%, 2/10/26 ................................ United States 2,405,000 2,402,203
144A, 4.13%, 2/12/26 ................................ United States 1,710,000 1,707,647
144A, 5.67%, 2/02/26 ................................ United States 3,765,000 3,763,815
144A, 5.05%, 2/03/26 ................................ United States 3,130,000 3,128,684
144A, 4.56%, 2/05/26 ................................ United States 3,045,000 3,043,074
14,045,423
b,i
Bayer Corp. , 144A, 3.89% , 7/20/26 ...................... United States 6,940,000 6,814,667
b,i
Boston Properties LP ,
144A, 4.03%, 3/04/26 ................................ United States 2,460,000 2,451,226

PUTNAM FUNDS TRUST
Schedule of Investments (unaudited)
Putnam Short Duration Bond Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

Short Term Investments
(continued)
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Commercial Papers
(continued)
b,i
Boston Properties LP, (continued)
144A, 4.1%, 2/19/26 ................................. United States 1,500,000 $ 1,496,764
3,947,990
b,i
Bunge Ltd. Finance Corp. , 144A, 5.06% , 2/03/26 ............ United States 3,140,000 3,138,677
b,i
Charles Schwab Corp. (The) , 144A, 3.77% , 5/08/26 ......... United States 3,435,000 3,400,461
b,i
Conagra Brands, Inc. , 144A, 5.89% , 2/02/26 ............... United States 7,645,000 7,642,498
b,i
Duke Energy Corp. , 144A, 4.11% , 2/09/26 ................. United States 3,550,000 3,546,360
b,i
Enbridge US, Inc. , 144A, 4% , 2/27/26 .................... United States 3,175,000 3,165,506
b,i
Enel Finance America LLC ,
144A, 4.44%, 2/06/26 ................................ Italy 3,105,000 3,102,706
144A, 3.96%, 3/06/26 ................................ Italy 2,615,000 2,605,258
5,707,964
b,i
ERAC USA Finance LLC ,
144A, 4.13%, 2/17/26 ................................ United States 2,425,000 2,420,280
144A, 4.12%, 2/19/26 ................................ United States 2,080,000 2,075,485
144A, 4.12%, 2/20/26 ................................ United States 5,500,000 5,487,440
9,983,205
b,i
Extra Space Storage LP ,
144A, 4.02%, 2/26/26 ................................ United States 2,230,000 2,223,541
144A, 3.97%, 3/12/26 ................................ United States 2,320,000 2,309,804
144A, 4.52%, 2/05/26 ................................ United States 3,810,000 3,807,608
144A, 4.03%, 2/24/26 ................................ United States 2,590,000 2,583,064
10,924,017
b,i
Intercontinental Exchange, Inc. ,
144A, 4.59%, 2/05/26 ................................ United States 2,150,000 2,148,631
144A, 4.31%, 2/09/26 ................................ United States 2,325,000 2,322,496
144A, 4.12%, 2/13/26 ................................ United States 2,770,000 2,765,887
7,237,014
i
Macquarie Group Ltd. ,
3.97%, 3/19/26 ..................................... Australia 2,465,000 2,452,301
3.95%, 4/06/26 ..................................... Australia 5,240,000 5,202,928
7,655,229
b,i
Marriott International, Inc. ,
144A, 3.96%, 3/24/26 ................................ United States 3,110,000 3,092,316
144A, 3.97%, 3/13/26 ................................ United States 2,995,000 2,981,505
6,073,821
b,i
Mid-America Apartments LP ,
144A, 4.16%, 2/11/26 ................................ United States 3,410,000 3,405,671
144A, 4.74%, 2/04/26 ................................ United States 1,815,000 1,814,045
144A, 4.56%, 2/05/26 ................................ United States 2,440,000 2,438,457
144A, 4.03%, 2/19/26 ................................ United States 2,220,000 2,215,285
9,873,458
b,i
ONEOK, Inc. , 144A, 4.23% , 2/09/26 ..................... United States 2,440,000 2,437,422
b,i
O'Reilly Automotive, Inc. , 144A, 4.11% , 2/13/26 ............. United States 4,715,000 4,708,010
i
Penske Truck Leasing Co. LP ,
5.15%, 2/03/26 ..................................... United States 1,960,000 1,959,159
4.65%, 2/05/26 ..................................... United States 2,875,000 2,873,144

PUTNAM FUNDS TRUST
Schedule of Investments (unaudited)
Putnam Short Duration Bond Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

Short Term Investments
(continued)
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Commercial Papers
(continued)
i
Penske Truck Leasing Co. LP, (continued)
4.25%, 2/12/26 ..................................... United States 3,980,000 $ 3,974,365
8,806,668
b,i
Phillips 66 , 144A, 4.17% , 2/12/26 ....................... United States 2,080,000 2,077,115
b,i
Plains All American Pipeline LP ,
144A, 5.02%, 2/03/26 ................................ United States 3,890,000 3,888,374
144A, 4.4%, 2/06/26 ................................. United States 3,945,000 3,942,108
144A, 4.17%, 2/10/26 ................................ United States 3,205,000 3,201,293
144A, 4.12%, 2/12/26 ................................ United States 3,175,000 3,170,651
14,202,426
i
Ryder System, Inc. ,
4.71%, 2/04/26 ..................................... United States 2,170,000 2,168,865
4.4%, 2/06/26 ...................................... United States 3,865,000 3,862,167
3.98%, 3/06/26 ..................................... United States 3,105,000 3,093,363
9,124,395
b,i
Sempra, Inc. , 144A, 4.02% , 2/23/26 ..................... United States 2,435,000 2,428,761
b,i
Sumitomo Mitsui Trust Bank Ltd. , 144A, 3.84% , 3/09/26 ...... Japan 4,135,000 4,118,761
b,i
Targa Resources Corp. ,
144A, 4.21%, 2/11/26 ................................ United States 2,415,000 2,411,897
144A, 4.51%, 2/06/26 ................................ United States 3,475,000 3,472,392
5,884,289
b,i
UDR, Inc. ,
144A, 5.02%, 2/03/26 ................................ United States 2,165,000 2,164,095
144A, 4.14%, 2/11/26 ................................ United States 2,145,000 2,142,291
144A, 4.05%, 2/17/26 ................................ United States 10,190,000 10,170,573
14,476,959
b,i
WEC Energy Group, Inc. ,
144A, 4.05%, 2/17/26 ................................ United States 3,580,000 3,573,175
144A, 4.02%, 2/20/26 ................................ United States 3,235,000 3,227,782
6,800,957
Total Commercial Papers (Cost $195,035,479) ................................
195,021,527
a a a
U.S. Government and Agency Securities 0.0%
†
i,j
U.S. Treasury Bills, 3.54%, 7/16/26 ...................... United States 100,000 98,394
Total U.S. Government and Agency Securities (Cost $98,391) ...................
98,394
Shares
Management Investment Companies 3.3%
a,k
Putnam Short Term Investment Fund, Class P, 3.863% ....... United States 45,715,317 45,715,317
Total Management Investment Companies (Cost $45,715,317) ..................
45,715,317
Total Short Term Investments (Cost $240,849,187 ) .............................
240,835,238
a
Total Investments (Cost $1,349,460,736) 98.9% ................................
$1,355,177,556
Other Assets, less Liabilities 1.1% ...........................................
15,612,403
Net Assets 100.0% .........................................................
$1,370,789,959
a a a

PUTNAM FUNDS TRUST
Schedule of Investments (unaudited)
Putnam Short Duration Bond Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

At January 31, 2026, the Fund had the following futures contracts outstanding. See Note 1().
At January 31, 2026, the Fund had the following credit default swap contracts outstanding. See Note 1().
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
See Note 3 regarding investments in affiliated management investment companies.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At January 31, 2026, the aggregate value of these securities was $570,120,218, representing 41.6% of net assets.
c
Perpetual security with no stated maturity date.
d
This security was pledged, or purchased with cash that was pledged, to the Fund for collateral on certain derivative contracts.
e
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
f
A portion or all of the security purchased on a delayed delivery basis.
g
Investment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.
h
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
i
The rate shown represents the yield at period end.
j
A portion or all of the security has been segregated as collateral for certain derivative contracts. At January 31, 2026, the value of this security pledged amounted to $94,458, representing less than 0.1% of net assets.
k
The rate shown is the annualized seven-day effective yield at period end.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
U.S. Treasury 2 Year Notes ..................... Long 779 $ 162,415,414 3/31/26 $ (287,024)
Total Futures Contracts ...................................................................... $(287,024)
*
As of period end.
Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
a
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
b
OTC Swap Contracts
Contracts to Buy Protection
c
Traded Index
CMBX.NA.BB.7 . (5.00)% Monthly MLCO 1/17/47 315,000 $ 40,228 $ 54,646 $ (14,418)
CMBX.NA.BBB-.6 (3.00)% Monthly CITI 5/11/63 515,000 21,786 30,480 (8,694)
Contracts to Sell Protection
c,d
Traded Index
CMBX.NA.BB.7 . 5.00% Monthly JPHQ 1/17/47 315,000 (40,228) (154,241) 114,013
Non-
Investment
Grade
CMBX.NA.BBB-.6 3.00% Monthly BOFA 5/11/63 514,000 (21,744) (30,971) 9,227
Investment
Grade

PUTNAM FUNDS TRUST
Schedule of Investments (unaudited)
Putnam Short Duration Bond Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

At January 31, 2026, the Fund had the following interest rate swap contracts outstanding. See Note 1 ( ).
Credit Default Swap Contracts
(continued)
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
a
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
b
OTC Swap Contracts (continued)
Contracts to Sell Protection
c,d
(continued)
Traded Index (continued)
CMBX.NA.BBB-.6 3.00% Monthly MLCO 5/11/63 1,000 $ (42) $ (269) $ 227
Investment
Grade
Total OTC Swap Contracts .............................................. $— $(100,355) $100,355
Total Credit Default Swap Contracts .................................... $— $ (100,355) $100,355
a
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
b
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
c
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
d
The fund enters contracts to sell protection to create a long credit position.
Interest Rate Swap Contracts
Description
Payment
Frequency
Maturity
Date
Notional
Amount * Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Fixed 3.3% ... Annual
Pay Floating 1-day
SOFR ............ Annual 3/18/28 380,310,000 $ (384,130) $ 350,602 $ (734,732)
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.45% .... Annual 3/18/31 101,287,000 376,998 39,231 337,767
Total Interest Rate Swap Contracts ................................. $(7,132) $ 389,833 $(396,965)
*
In U.S. dollars unless otherwise indicated.
See Abbreviations on page 53.

Putnam Funds Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
1. Organization
Putnam Funds Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of fourteen separate funds, two of which are included in this report (Funds). The Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Board has designated the Funds' investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Funds' administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities, exchange traded funds, and derivative financial instruments listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated

Putnam Funds Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. During the period ended
January 31, 2026, investments in affiliated management investment companies were as follows:
4. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Putnam Core Bond Fund
Non-Controlled Affiliates
Dividends
Franklin Ultra Short Bond ETF . $27,938,618 $— $— $— $16,710 $27,955,328 1,113,980 $322,742
Putnam Short Term Investment
Fund, Class P, 3.863% ...... 72,763,644 250,930,200 (285,149,994) — — 38,543,850 38,543,850 674,041
Total Affiliated Securities ... $100,702,262 $250,930,200 $(285,149,994) $— $16,710 $66,499,178 $996,783
Putnam Short Duration Bond Fund
Non-Controlled Affiliates
Dividends
Franklin Ultra Short Bond ETF . $34,291,382 $— $— $— $20,510 $34,311,892 1,367,280 $396,128
Putnam Short Term Investment
Fund, Class P, 3.863% ...... 53,870,652 188,850,485 (197,005,820) — — 45,715,317 45,715,317 561,516
Total Affiliated Securities ... $88,162,034 $188,850,485 $(197,005,820) $— $20,510 $80,027,209 $957,644
2. Financial Instrument Valuation
(continued)

Putnam Funds Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of January 31, 2026, in valuing the Funds' assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Putnam Core Bond Fund
Assets:
Investments in Securities:
a
Management Investment Companies ......... $ 27,955,328 $ — $ — $ 27,955,328
Corporate Bonds ........................ — 409,519,111 — 409,519,111
U.S. Government and Agency Securities ....... — 565,390,834 — 565,390,834
Asset-Backed Securities ................... — 102,265,738 — 102,265,738
Commercial Mortgage-Backed Securities ...... — 71,213,083 — 71,213,083
Mortgage-Backed Securities ................ — 506,591,902 — 506,591,902
Residential Mortgage-Backed Securities ....... — 84,267,403 — 84,267,403
Agency Commercial Mortgage-Backed Securities — 22,220,794 — 22,220,794
Municipal Bonds ......................... — 718,433 — 718,433
Short Term Investments ................... 38,543,850 73,434,969 — 111,978,819
Total Investments in Securities ........... $66,499,178 $1,835,622,267 $— $1,902,121,445
Liabilities:
Other Financial Instruments:
TBA Sale Commitments ................... $ — $ 60,386,544 $ — $ 60,386,544
Total Other Financial Instruments ......... $— $60,386,544 $— $60,386,544
Putnam Short Duration Bond Fund
Assets:
Investments in Securities:
a
Management Investment Companies ......... 34,311,892 — — 34,311,892
Corporate Bonds ........................ — 734,144,046 — 734,144,046
Foreign Government and Agency Securities .... — 4,068,804 — 4,068,804
U.S. Government and Agency Securities ....... — 70,918,446 — 70,918,446
Asset-Backed Securities ................... — 112,186,026 — 112,186,026
Commercial Mortgage-Backed Securities ...... — 42,563,848 — 42,563,848
Mortgage-Backed Securities ................ — 2,846,222 — 2,846,222
Residential Mortgage-Backed Securities ....... — 86,486,266 — 86,486,266
Agency Commercial Mortgage-Backed Securities — 26,816,768 — 26,816,768
Short Term Investments ................... 45,715,317 195,119,921 — 240,835,238
Total Investments in Securities ........... $80,027,209 $1,275,150,347 $— $1,355,177,556
Other Financial Instruments:
Swap Contracts ......................... $— $461,234 $— $461,234
Total Other Financial Instruments ......... $— $461,234 $— $461,234
Liabilities:
Other Financial Instruments:
Futures Contracts ........................ 287,024 — — 287,024
Swap Contracts ......................... — 757,844 — 757,844
Total Other Financial Instruments ......... $287,024 $757,844 $— $1,044,868
a
For detailed categories, see the accompanying Schedule of Investments.
4. Fair Value Measurements
(continued)

Putnam Funds Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Abbreviations
Counterparty
BOFA
Bank of America NA
CITI
Citibank NA
JPHQ
JPMorgan Chase Bank NA
MLCO
Merrill Lynch International & Co.
Index
CMBX.NA.
Series number
CMBX North America Index
Selected Portfolio
CLO
Collateralized Loan Obligation
CMT
Constant Monthly U.S. Treasury Securities Yield
Curve Rate Index
ETF
Exchange-Traded Fund
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
IO
Interest Only
NATL
National Reinsurance Corp.
REIT
Real Estate Investment Trust
REMIC
Real Estate Mortgage Investment Conduit
SOFR
Secured Overnight Financing Rate
STACR
Structured Agency Credit Risk
T-Note
Treasury Note
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ........................ 3.68%
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.